As filed with the Securities and Exchange Commission on April 29, 2011

Registration No. 33-7190

Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

POST-EFFECTIVE AMENDMENT NO. 41

/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 44

/X/

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant's Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Thomas O. Putnam

384 North Grand Street

Cobleskill, New York 12043

It is proposed that this filing will become effective on May 1, 2011,

pursuant to paragraph (b) of Rule 485.

FAM Funds Investor Share Class

P R O S P E C T U S

VALUE FUND

FAMVX

EQUITY-INCOME FUND

FAMEX

M a y   1 ,   2 0 1 1

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

Summary Section	3
FAM Value Fund	3
FAM Equity-Income Fund	6
More About Investment Objectives, Principal InvestmentStrategies, and Risks	10
More About Investment Objectives	10
More About Principal Investment Strategies	10
More About Principal Risks	11
Fund Management	12
The Investment Advisor	12
Portfolio Managers	12
Shareholder Information	14
Pricing Fund Shares	14
Householding of Shareholder Mailings	14
Purchasing and Adding to Your Shares	14
Important Information About Procedures for Opening an Account	15
Account Minimums	15
Automatic Investment Plan	16
Wire Instructions	16
IRA and Retirement Accounts	17
Purchases Through Selected Dealers	17
Payments to Third Parties by the Advisor	18
Instructions for Redemption of Shares	19
Definition of Good Order	19
Signature Guarantees	20
Systematic Withdrawal Plan	20
Information on Distributions and Taxes	20
Tax Information	21
Financial Highlights	23
FAM Value Fund	24
FAM Equity-Income Fund	25
To Obtain Additional Information	28

FAM Value Fund

Investor Share Class

Summary Section

Investment Objective:  FAM Value Fund's investment objective is to maximize long-term return on capital .

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund .

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Investor Class

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

A N N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Investor Class

Management Fees

1.00%

Distribution and Service (12b-1) Fees

none

Other expenses

0.23%

Acquired Fund Fee and Expenses

0.01%

Total annual fund operating expenses

1.24%

Expense Example:  This Example is intended to help you compare the cost of investing in other mutual funds .  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods .  The Example also assumes that your invest-

ment has a 5% return each year and that the Fund's operating expenses remain the same .  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

E X P E N S E  E X A M P L E

1 YEAR

3 YEARS

5 YEARS

10 YEARS

Investor Class

$126

$393

$681

$1,500

3

FAM Value Fund

Investor Share Class

Summary Section

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities

(or "turns over" its portfolio) .  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account .  These costs, which are not reﬂected in annual fund operating expenses or in the Example, affect the Fund's performance .  During the most recent fiscal year, the Fund's portfolio turnover rate was 5 .08% of the average value of its portfolio .

Principal Investment Strategies:  Fenimore Asset Management, Inc . ("Fenimore"), the investment advisor

to the Fund, employs a "value approach" in making its common stock selections .   This approach is

based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth" .  Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential . After identify-

ing a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities .

Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks .  The Fund may invest in the securities of issuers of all sizes and market capitalizations .

Principal Risks:

• Stock Market Risk -  the value of stocks ﬂuctuate in response to the activities of individual compa-

nies and general stock market and economic conditions .  Stock prices may decline over short or ex-

tended periods of time .  Stocks are more volatile and riskier than some other forms of investments .

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down .

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies .

• Market Risk - the value of your investment will go up and down, which means that you could lose money .

AnnualTotal Return: The following bar chart and table show some indication of the risks of investing in the

Fund .  The bar chart shows changes in the Investor Class shares performance since 2001 .  The table shows

how Investor Class shares' average annual returns   (before and after taxes ) for the one year, five year and

ten year periods compared to those of the Russell 2000 Index .  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future .  Updated perfor-

mance information may be obtained at the Fund's website www .famfunds .com .

4

FAM Value Fund

Investor Share Class

Summary Section

F A M   V A L U E   F U N D

35%

24. 98%

25%

22. 18%

15. 07%

16. 86%

17. 02%

15%

8. 73%

Best Quarter (ended 3/31/03):

5. 56%

5%

13.18%

‐5%

‐0. 79%

Worst Quarter (ended 12/31/08):

‐5. 33%

‐15%

-20.68%

‐25%

‐2828 .68%68%

‐35%

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the years ending December 31, 2010)

I N V E S T O R   C L A S S

1 YEAR

5 YEARS

10 YEARS

Return before taxes

17.02%

1.92%

6.33%

Return after taxes on distributions

16.72%

1.32%

5.73%

Return after taxes on distributions and sale of fund shares

11.37%

1.48%

5.37%

Russell 2000 Index

26.85%

4.47%

6.33%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reﬂect the impact of state and local taxes .  Ac-

tual after-tax returns depend on the investor's tax situation and may differ from those shown .

The  after-tax  returns  are  not  relevant  to  investors  who  hold  their  Fund  shares  through  tax-

deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt .

Investment Advisor: Fenimore Asset Management, Inc .

Portfolio  Co-Managers:  Thomas  O .  Putnam,  Chairman  and  John  D .  Fox,  CFA  of  Fenimore

Asset  Management,  Inc .   Mr .  Putnam  has  managed  the  Fund  since  1987 .   Mr .  Fox  has  co-

managed the Fund since 2000 .

Purchase and Sale of Fund Shares:  The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account .  The minimum subsequent investment is $50 .  You may redeem shares by mail or fax (518 .234 .7793) .  Redemption proceeds will be sent by check to the address of record or by elec-

tronic bank transfer .

For  important  information  about  taxes  and  financial  intermediary  compensation,  please turn to the sections titled "Tax Information" and "Financial Intermediary Compensation"

on page 9.

5

FAM Equity-Income Fund

Investor Share Class

Summary Section

Investment Objective:  FAM Equity-Income Fund's investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-produc-

ing stocks that pay dividends .  The Fund distributes its income on a quarterly basis .

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund .

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Investor Class

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee

none

A N N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Investor Class

Management Fees

1.00%

Distribution and Service (12b-1) Fees

none

Other expenses1

0.40%

Acquired Fund Fees and Expenses

0.01%

Total Annual Fund Operating Expense

1.41%

Fee Waiver and/or Expense Reimbursement

0.01%

Total annual fund operating expenses after fee waiver

and/or expense reimbursement

1.40%

1FAM has entered into a contractual agreement with FAM Equity-Income Fund to limit the total operating expenses of the Fund’s

Investor Class shares to 1.40% of its average daily net assets through May 1, 2012. This expense limitation agreement may only be amended by the Fund's Board of Trustees. The expense limitation does not limit acquired fund fees and expenses.

Expense Example:  This Example is intended to help you compare the cost of investing in other mutual funds .  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods .  The Example also assumes that your invest-

ment has a 5% return each year and that the Fund's operating expenses remain the same .  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

E X P E N S E  E X A M P L E

1 YEAR

3 YEARS

5 YEARS

10 YEARS

Investor Class

$144

$446

$   771

$1,691

6

FAM Equity-Income Fund

Investor Share Class

Summary Section

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities

(or "turns over" its portfolio) .  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account .  These costs, which are not reﬂected in annual fund operating expenses or in the Example, affect the Fund's performance .  During the most recent fiscal year, the Fund's portfolio turnover rate was 13 .38% of the average value of its portfolio .

Principal Investment Strategies:  Fenimore Asset Management, Inc . ("Fenimore"), the investment advisor to the Fund employs a "value approach" in making its common stock selections .  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth" .  Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential .  After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities .

Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks .  The Fund may invest in the securities of issuers of all sizes and market capitalizations .

Principal Risks:

• Stock Market Risk -  the value of stocks ﬂuctuate in response to the activities of individual compa-

nies and general stock market and economic conditions .  Stock prices may decline over short or ex-

tended periods of time .  Stocks are more volatile and riskier than some other forms of investments .

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down .

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies .

• Market Risk - the value of your investment will go up and down, which means that you could lose money .

AnnualTotal Return: The following bar chart and table show some indication of the risks of investing in the

Fund .  The bar chart shows changes in the Investor Share Class performance since 2001 .  The table shows

how Investor Class shares' average annual returns   (before and after taxes ) for the of one year, five year

and ten year periods compared to those of the Russell 2000 Index .  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future .  Updated per-

formance information may be obtained at the Fund's website www .famfunds .com .

7

FAM Equity-Income Fund

Investor Share Class

Summary Section

F A M   E Q U I T Y- I N C O M E   F U N D

35%

25%

20. 79%

20. 30%

21. 43% 17. 47%

14. 04%

15%

Best Quarter (ended 6/30/09):

5. 75%

6. 57%

5%

16.68%

Worst Quarter (ended 12/31/08):

‐5%

‐2. 25%

‐3. 64%

-21.88%

‐15%

‐25%

‐35%

‐29. 04%

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the years ending December 31, 2010)

I N V E S T O R   C L A S S

1 YEAR

5 YEARS

10 YEARS

Return before taxes

17.47%

0.78%

5.94%

Return after taxes on distributions

16.62%

-0.12%

5.23%

Return after taxes on distributions and sale of fund share

11.32%

0.33%

4.88%

Russell 2000 Index

26.85%

4.47%

6.33%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reﬂect the impact of state and local taxes .  Ac-

tual after-tax returns depend on the investor's tax situation and may differ from those shown .

The  after-tax  returns  are  not  relevant  to  investors  who  hold  their  Fund  shares  through  tax-

deferred  arrangements   such  as  401(k)  plans  or  individual  retirement  accounts,  or  to  inves-

tors who are tax exempt .

Investment Advisor: Fenimore Asset Management, Inc .

Portfolio Co-Managers: Thomas O . Putnam, Chairman and Paul C . Hogan, CFA of Fenimore Asset

Management, Inc .   Mr .  Putnam  and  Mr .  Hogan  have  co-managed  the  Fund  since  the

Fund's inception in 1996 .

Purchase and Sale of Fund Shares:  The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account .  The minimum subsequent investment is $50 .  You may redeem shares by mail or fax (518 .234 .7793) .  Redemption proceeds will be sent by check to the address of record or by elec-

tronic bank transfer .

For important information about taxes and financial intermediary compensation, please turn to the sections titled "Tax Information" and "Financial Intermidiary Compensation" on page 9.

8

Tax Information;

Financial Intermediary Compensation

Summary Section

Tax Information

Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are invest-

ing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account .  Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements .

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the

Fund and its related companies may pay the intermediary for the sale of Fund shares and related services .

These payments may create a conﬂict of interest by inﬂuencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment .  Ask your salesperson or visit your financial intermediary's Web site for more information .

9

More About Investment Objectives,

Principal Investment Strategies, and Risks

More About Investment Objectives

FAM Value Fund seeks to maximize long-term return on capital .

FAM  Equity-Income  Fund  seeks  to  provide  current  income  as  well  as  long-term  net  capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities . The Fund distributes its net income on a quarterly basis .

The  investment  objective  of  each  Fund  is  a  fundamental  policy  which  may  not  be  changed without a majority vote of a Fund’s shareholders .

More About Principal Investment Strategies

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace . Utilizing investment principles based on the teachings of Benjamin Graham and David Dodd, whose book Security Analysis pro-

vides  the  foundation  for  value  investing,  Fenimore  is  categorized  as  a  bottom-up  manager .

As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation .

FAM  Value  Fund.   Under  normal  market  conditions  the  FAM  Value  Fund  will  attempt  to remain  fully  invested  in  common  stocks  and  securities  that  are  convertible  into  common stocks, such as convertible bonds and convertible preferred stock .

FAM Equity-Income Fund.  Under normal market conditions the FAM Equity-Income Fund will  attempt  to  remain  fully  invested  in  common  stocks  and  securities  that  are  convertible

into common stocks, such as convertible bonds and convertible preferred stock .   The Fund

invest primarily in income-producing stocks that pay dividends .

For temporary defensive purposes, the FAM Value Fund and the FAM Equity-Income Fund may invest all of their assets in fixed-income securities . Generally, the FAM Value Fund and the FAM Equity-Income Fund intend to invest in fixed-income securities when, in Fenimore’s opinion, common stocks are too risky in relationship to their anticipated rewards and fixed-

income securities are considered a good alternative . During such temporary periods the FAM

Value  Fund  and  the  FAM  Equity-Income  Fund  might  not  achieve  their  stated  investment objectives .

The FAM Value Fund and the FAM Equity-Income Fund may also engage in certain invest-

ment techniques to a limited extent that are not part of their principal investment strategies .

For example, each of the FAM Value Fund and the FAM Equity-Income Fund are

10

More About Investment Objectives,

Principal Investment Strategies, and Risks

permitted  to  utilize  options,  futures  contracts  and  options  on  futures  contracts .  The  FAM

Value  Fund  and  the  FAM  Equity-Income  Fund  may engage in short-sale transactions, lend portfolio  securities,  invest  in  securities  which  have  relatively  short  operating  histories  and invest in securities of issuers that do not have quoted markets . In addition, the FAM  Value

Fund and the FAM Equity-Income Fund may invest in the shares of other investment com-

panies and the FAM  Value  Fund  and  the  FAM  Equity-Income  Fund  may also invest in the

common  stocks  of  real  estate  investment  trusts .   However,  our  investment  decisions  will

always be guided by prudent choices dictated by our thoughtful and disciplined value invest-

ing methodology .  Additional information concerning these investmenttechniques, including their risks, are set forth in the Funds’ Statement of Additional Information .

More About Principal Risks

The principal risks of investing in the Funds are as follows:

Stock  Market  Risk.  The  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual companies and general stock market andshort or extended periods of time . Stocks are more volatile and riskier than some other formseconomic conditions . Stock prices may decline over of investments, such as short-term, high grade fixed-income securities .

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down . While the Funds'

investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade off for this potentially lower risk .

Small-Cap  Risk.  Small  capitalization  companies  may  not  have  the  size,  resources  or  other assets of large capitalization companies . These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general .

Market  Risk.   The  value  of  your  investment  will  go  up  and  down,  which  means  that  you could lose money . You should consider an investment in the FAM Funds as a long-term invest-

ment .

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other government agency.

11

Fund Management

The Investment Advisor

The  Investment  Advisor  to  FAM  Funds  is  Fenimore  Asset  Management,  Inc .,  ("Fenimore"),

which is a New York corporation majority-owned by Mr . Thomas O . Putnam and located at

384  N .  Grand  Street,  Cobleskill,  NY  12043 .  Fenimore  has  been  continuously  offering investment advisory and consulting services under contract since 1974 to individuals,profit  sharing,  IRA  and  Keogh  plans,  corporations,  and  non-profit  organizations  generallypension,

located in a service area that includes the continental United States . Mr . Putnam, Fenimore’s principal  investment  professional,  was  born  in  1944 .  He  has  been  actively  employed  as  an investment  advisor  with  Fenimore  since  1974,  and  holds  responsibilities  for  Fenimore’s

iShareholder  Services,  Incnvestment management a .,  each  Fund’nd research s  shareholder  servicing  agent  and  Fenimore  Securities,activities . Mr . Putnam is the sole shareholder of FAM

Inc ., each Fund’s principal underwriter .

Portfolio Managers

Mr . Putnam co-manages both the FAM Value Fund and FAM Equity-Income Fund . The co-

managers share equally in the day-to-day management of each respective Fund’s investment portfolio .

John  D .  Fox,  CFA,  serves  as  co-manager  of  FAM  Value  Fund  with  Mr .  Putnam .  Mr .  Fox  is employed  by  Fenimore  as  Investment  Research  Analyst  and  has  been  actively  involved  in research activities since he joined the firm in 1996 .

Paul C . Hogan, CFA, serves as co-manager of FAM Equity-Income Fund with Mr . Putnam .

He  is  also  employed  by  Fenimore  as  Investment  Research  Analyst .  He  has  been  actively involved in investment research activities since he joined the firm in 1991 .

Additional  information  about  the  portfolio  managers’  compensation  arrangements,  other accounts  managed  by  the  portfolio  managers,  and  the  portfolio  managers’  ownership  of securities of the Funds is available in the Funds’ Statement of Additional Information .

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients .

As principal officer of Fenimore, Mr . Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust . Under the terms of the investment advisory contract,  Fenimore  receives  a  monthly  fee  from  each  Fund  equal  to  1%  per  annum  of  the average  daily  market  value  of  its  net  assetslimitation agreements with FAM Value Fund and F .  Fenimore  has  entered  into  contractual  expenseAM Equity-Income Fund pursuant to

12

Fund Management

which  it  has  agreed  to  limit  the  total  operating  expenses  (excluding  acquired  fund  fees  and expenses and certain other expenses) of each Fund’s Investor Class shares to 1 .28% and 1 .40%,

respectively, through May 1, 2012 .  These expense limitation agreements may only be amended by the Funds’ Board of Trustees .  A discussion regarding the basis for the Trustees’ approval of the investment advisory contract is available in the Funds’ Annual Report to Shareholders dated

December 31, 2010 .

FAM Funds, the Advisor and Fenimore Securities, Inc . have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore . In addition, FAM Funds and Fenimore have developed procedures that  provide  for  the  administration  and  enforcement  of  the  Code  through  the  continuous monitoring of personal trading practices .

13

Shareholder Information

Pricing Fund Shares

The share price (also called “Net Asset Value” or "NAV" per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficienton weekends and on the following holidays: New Ytrading in a Fund’s portfolio of securities . Theear’s DayNew Y, Martin Luther King, Jrork Stock Exchange is closed . Day,

President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving

and Christmas . Securities in each Fund’s portfolio will

-

ket quotes . If market quotations are not available, securities or other assets will be valued byordinarily be valued based upon mar a method which the Board of Trustees believes most accurately reflects fair value . To calculate the  NAV,  a  Fund’s  assets  are  valued  and  totaled,  liabilities  are  subtracted,  and  the  balance,

called net assets, is divided by the number of shares outstanding .

Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications  to  a  shareholder  with  multiple  accounts

-

(single, retirement, joint, etcably  believes  that  the  Shareholders  are  members  of  the  same  family .) if such accounts have the same address and the Fund reason .  You  may  request  that additional copies be sent by notifying the Funds .

Purchasing and Adding to Your Shares

To  establish  an  account,  complete  and  sign  the  appropriate  application  and  mail  it,  along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043 . Checks should be made payable to the appropriate Fund . FAM reserves the right to refuse third party checks and any

"bank starter check ." Please be sure to provide your Social Security or taxpayer identification number . Cash will not be accepted . Any applications received not following the above guide-

lines will be returned .

The date on which your purchase is credited is your trade date . For purchases made by check or  Federal  Funds  wire  and  received  by  the  close  of  regular  trading  on  the  New  York  Stock

Exchange (generally 4:00 p .m . Eastern time) the trade date is the date of receipt . For purchases received after the close of regular trading on the Exchange the trade date is the next business day . Shares are purchased at the NAV determined on your trade date .

FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders . In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred,

or both . FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM .

All applications to purchase Fund shares are subject to acceptance by FAM and are not bind-

ing until so accepted . FAM does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part .

14

Shareholder Information

Important Information About Procedures

for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record infor-

mation  that  identifies  each  person  who  opens  an  account,  and  to  determine  whether  such person’s  name  appears  on  government  lists  of  known  or  suspected  terrorists  and  terrorist organizations .

What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address  (although  post  office  boxes  are  still  permitted  for  mailing);  and  (4)  Social  Security

Number, Taxpayer Identification Number or other identifying number .

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity . Additional information may be required to open accounts for corporations and other nonnatural persons .

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.

Account Minimums

To  begin  an  investment  in  FAM  Funds  the  following  minimum  initial  investments  must be  met .  All  subsequent  investments  to  an  existing  account  require  a  minimum  of  $50 .

M I N I M U M   I N I T I A L   I N V E S T M E N T S

FAM VALUE FUND

FAM EQUITY-INCOME FUND

To open a new account

$500

$500

To open a new retirement account

IRA, Roth IRA, SEP, SIMPLE IRA,

403(b)(7), Coverdell ESA or Individual (k)

$100

$100

To open a Uniform Transfer to Minors

(UTMA) or Uniform Gift to Minors (UGMA)

$500

$500

To open a new account through our

Automatic Investment Program*

$500

$500

*FAM’s Automatic Investment Plan requires the systematic addition of at least $50 per month, as described below.

15

Shareholder Information

Automatic Investment Plan

FAM  Funds  offers  an  Automatic  Investment  Plan  whereby  authorization  is  granted  and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder’s account . The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing

House (ACH) . While there is no charge to shareholders for this service, a charge of $10 .00 may  be  deducted  from  a  shareholder’s  Fund  account  in  case  of  returned  items .  NOTE:

Individual Retirement Account (IRA) contributions made through the Automatic Investment

Plan  are  assumed  to  be  current  year  contributions .  A  shareholder’s  Automatic  Investment

Plan  may  be  terminated  at  any  time  without  charge  or  penalty  by  the  shareholder  or  the

Fund .

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions .

Investors  establishing  new  accounts  by  wire  should  first  forward  their  completed  Account

Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer . Further information regarding wire transfers is available by calling (800) 932-3271 . FAM must have receipt of a wire transfer no later than

4:00 p .m . Eastern Time in order for the purchase to be made that same business day .

W I R E   I N S T R U C T I O N S

ABA 042 000 013

US Bank

DDA 821601499

FAM Funds

For Further Credit (shareholder name, account number and Fund name)

If you wish to wire funds to an existing account, please use the same instructions listed above.

16

Shareholder Information

IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more IRAs,

the number and amounts limited only by the maximum allowed contribution per year . Existing

IRA  accounts  may  be  rolled  over  or  transferred  at  any  time  into  a  new  IRA,  which  may  be invested  in  Fund  shares .  U .S .  Bank  is  empowered  and  agrees  to  act  as  custodian  of  shares purchased . Monies deposited into an IRA may be invested in shares of one of the Funds upon the  filing  of  the  appropriate  forms .  Forms  establishing  IRAs,  Roth  IRAs,  SEP  Accounts,

SIMPLE  IRAs,  403(b)(7)  Plans,  Coverdell  ESAs   and  Individual  (k)  Plans  are  available  by

calling  FAM  Funds  at  (800)  932-3271 .  There  is  no  annual  maintenance  fee.  Investors  are urged  to  consult  with  a  tax  advisor  in  connection  with  the  establishment  of  retirement plans .

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares . However, the qualification and certification of such plans must first be prearranged by the investor’s own tax specialists who would assist and oversee all plan compliance requirements . Although FAM endeavors to provide assistance to those investors interested  in  such  plans,  it  neither  offers  nor  possesses  the  necessary  professional  skills  or knowledge  regarding  the  establishment  or

Therefore,  it  is  recommended  that  professional  counsel  be  retained  by  the  investor  beforecompliance  maintenance  of  retirement  plans .

investing such monies in shares of FAM Funds .

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP

Account, SIMPLE IRA, 403(b)(7) Plan, Coverdell ESA or Individual (k) Plan to another cus-

todian or in the event of a mandatory distribution .

Purchases Through Selected Dealers

Certain Selected Dealers may affect transactions of the FAM Funds . FAM may accept orders from broker-dealers who have been previously approved by the Funds . It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds . If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or  its  designee  receives  the  order  to  determine  the  time  of  purchase  or  redemption  and  will process  the  order  at  the  next  closing  price  computed  after  acceptance .  Broker-dealers  may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption . Such charges may vary amongst broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to FAM or the Advisor . The Advisor may make payments to such companies out of its own resources to compensate these companies for cer-

tain administrative services provided in connection with the Funds . Shareholders who wish to transact  through  a  brokerinformation .

-dealer  should  contact  FAM  at  (800)  932-3271  for  further

17

Shareholder Information

Payments to Third Parties by the Advisor

The  Advisor  and  its  affiliates,  including  the  Distributor,  may,  out  of  their  own  resources,

and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connec-

tion with sales of shares of the Funds (“revenue sharing”) .   This compensation is generally

made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management represen-

tatives of the intermediary .  Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, mutual fund “supermar-

ket”  platforms  and  other  formal  sales  programs,  or  as  an  expense  reimbursement  in  cases where the intermediary provides shareholder services to shareholders of the Funds .  Revenue sharing payments are in addition to any distribution or servicing fees payable under a Rule

12b-1 or service plan of the Funds or any record keeping or sub-transfer agency fees payable by the Funds .  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another .

18

Shareholder Information

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to the Funds, 384 North Grand Street, PO Box 399, Cobleskill, NY

12043 .  For  further  information  on  redemption  requests  call  FAM  Shareholder  Services  at

(800) 932-3271 . FAM offers no telephone redemptions.

Definition of Good Order

Good order means that the written redemption request must include the following:

1 .   The Fund account number, name, and Social Security or Tax I .D . number .

2 .   The amount of the transaction (specified in dollars or shares) .

3 .   Signatures of all owners exactly as they are registered on the account .

4 .   Signature guarantees are required if: the value of shares being redeemed exceeds $50,000;

payment  is  to  be  sent  to  an  address  other  than  the  address  of  record;  payment  is  to  be made payable to a payee other than the shareholder; there has been an address change in the last 30 days . Shareholder bank accounts, when accompanied by a voided check, shall constitute the address of record for this signature guarantee requirement .

5 .   Certificates, if any are held, signed and containing a proper signature guarantee .

6 .   Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts .

Shareholders  requesting  redemption  proceeds  to  be  wired  from  FAM  will  incur  a  $10  wire fee  for  domestic  wires .  Shareholders  may  also  elect  to  have  their  proceeds  sent  by  ACH

(Automatic Clearing House) directly to their bank account, there is no fee for this .

Shareholders may sell all or any portion of their shares on any such business day that NAV is  calculated .  Such  shares  will  be  redeemed  by  FAM  at  the  next  such  calculation  after  such redemption request is received in good order . When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days . If you anticipate redemp-

tions soon after you purchase your shares, you are advised to wire funds to avoid delay.

FAM  reserves  the  right,  however,  to  withhold  payment  up  to  seven  (7)  days  if  necessary  to protect the interests and assets of the Funds and their shareholders . In the event the New York

Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circum-

stances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly .

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss .

19

Shareholder Information

Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transac-

tion  requests .  A  signature  guarantee  verifies  the  authenticity  of  your  signature  and  may  be obtained from “eligible guarantor institutions .”

Eligible guarantor institutions include: (1) national or state banks, savings associations, sav-

ings  and  loan  associations,  trust  companies,  savings  banks,  industrial  loan  companies  and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies;  (3)  securities  broker-dealers  which  are  members  of  a  national  securities  exchange or  a  clearing  agency  or  which  have  minimum  net  capital  of  $100,000;  (4)  institutions  that participate  in  the  Securities  Transfer  Agent  Medallion  Program  (“STAMP”)  or  other recognized signature medallion program .

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1 . Redemption of Shares IF:

  •   the value of shares being redeemed exceeds $25,000 per fund

 •   payment is requested payable to a payee other than the shareholder of record

 •   payment is to be sent to an address other than the address of record

 •   an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

 •   the shares are represented by a negotiable stock certificate

2 . Transferring of Ownership and/or Account Name Changes

Systematic Withdrawal Plan

For  your  convenience  you  may  elect  to  have  automatic  periodic  redemptions  from  your account . Shareholders who wish to participate in the systematic withdrawal plan must com-

plete the appropriate form and return to FAM 30 days prior to the first scheduled redemp-

tion .

Information on Distributions and Taxes

All  net  investment  income  and  net  realized  capital  gains  generated  as  a  result  of  portfolio management activities are distributed to shareholders.

A capital gain or loss is the difference between the purchase and sale price of a security . If a

Fund  has  net  capital  gains  for  the  year  they  are  usually  declared  and  paid  in  December  to shareholders of record in the month of December .

20

Shareholder Information

Dividend  and  capital  gain  distributions  are  reinvested  in  additional  Fund  shares  in  your account, unless you select another option on your account application form . Investors who want dividends and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM . The request must be in writ-

ten form acceptable to FAM . Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Funds . Capital gains,

if any, will be distributed in December .

The value of your shares will be reduced by the amount of dividends and/or capital gains . If you purchase shares shortly before the record date for a dividend or the distribution of capi-

tal gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution .

Tax Information

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on income from certain qualifying dividends on certain corporate stock . These rates are scheduled to expire after 2012 . These rate reduc-

tions do not apply to corporate taxpayers . Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends . A shareholder will also have to satisfy a more than 60 day holding period for the

Fund  shares  with  respect  to  any  distributions  of  qualifying  dividends  in  order  to  obtain  the benefit of the lower tax rate . Distributions of earnings from non-qualifying dividends, interest income,  other  types  of  ordinary  income  and  short-term  capital  gains  will  be  taxed  at  the ordinary  income  tax  rate  applicable  to  the  taxpayer .  Distributions  designated  by  a  Fund  as long-term  capital  distributions  will  be  taxable  to  you  at  your  long-term  capital  gains  rate,

regardless of how long you have held your Fund shares . An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes . Dividends generally are taxable in the year in which they are accrued,

even if they appear on your account statement the following year . Dividends and distributions are  treated  the  same  for  federal  tax  purposes,  whether  you  receive  them  in  cash  or  in  addi-

tional shares of the Fund . Depending on your residence for tax purposes, distributions may also be subject to state and local taxes .

If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will  not  be  taxable  each  year .  Instead,  the  taxable  portion  of  amounts  you  hold  in  a  tax-

deferred  account  will  generally  be  subject  to  tax  only  when  they  are  distributed  from  the account .

You  will  be  notified  by  February  15th  each  year,  through  our  “Supplementary  Tax

Information” flyer, about the federal tax status of distributions made the previous year .

21

Shareholder Information

The Funds are required to withhold 28% (currently scheduled to increase to 31% after 2012)

of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compli-

ance  with  IRS  rules .  To  avoid  this,  make  sure  you  provide  your  correct  tax  identification number (Social Security Number for most investors) on your account application .

This tax discussion is meant only as a general summary . Because everyone’s tax situation is unique,  you  should  consult  your  tax  professional  about  particular  consequences  to  you  of investing in the Funds .

Frequent Trading Policy .  The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares . Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund . The

Trust  believes  that  frequent  or  excessive  short-term  trading  activity  by  shareholders  of  a

Fund  may  be  detrimental  to  long-term  shareholders  because  those  activities  may,  among other  things:  (a)  dilute  the  value  of  shares  held  by  long-term  shareholders;  (b)  cause  the

Funds  to  maintain  larger  cash  positions  than  would  otherwise  be  necessary;  (c)  increase brokerage  commissions  and  related  costs  and  expenses;  (d)  incur  additional  tax  liability .

The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice . To protect against such activity, the

Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders . At the present time the

Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds . The Trust reserves the right, however,

to  impose  certain  limitations  at  any  time  with  respect  to  trading  in  shares  of  the  Funds,

including  suspending  or  terminating  trading  privileges  in  Fund  shares,  for  any  investor whom it believes has a history of abusive trading or whose trading, in the judgment of the

Trust, has been or may be disruptive to the Funds . The Funds’ ability to detect and prevent any  abusive  or  excessive  short-term  trading  may  be  limited  to  the  extent  such  trading involves Fund shares held through omnibus accounts of a financial intermediary .

Disclosure of Fund Portfolio Holdings .  On a quarterly basis, the Funds disclose on their website, www .famfunds .com, each Fund’s entire portfolio holdings and certain additional information  regarding  their  portfolios  (e .g .,  Top  Ten  holdings,  asset  allocation,  sector breakdown) . The information will generally be available no earlier than the 10th business day  following  the  quarter-end  and  shall  remain  on  the  website  until  the  next  quarter’s information is made publicly available . A complete list of each Fund’s portfolio holdings is also  publicly  available  on  a  quarterly  basis  through  filings  made  with  the  SEC  on  Forms

N-CSR and N-Q . A description of the Funds’ policies and procedures with respect to the disclosure  of  the  Funds’  portfolio  securities  is  provided  in  the  Statement  of  Additional

Information (SAI) .

22

Financial Highlights

The  financial  highlights  provide  information  about  each  Fund’s  financial  history  and  are expressed  in  one  share

Fund’s  financial  statements  which  are  included  in  its  aoutstanding  throughout  each  fiscal  yearnnual  rep .  Each  table  is  part  of  tort  and  are  incorporatehde herein by reference from the Statement of Additional Information, which is available upon request . The total returns in the table represent the rate that an Investor Class shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all divi-

dends  and  capital  gains .  For  the  fiscal  years  ending  December  31,  2007,  2008,  2009  and

2010,  this  information  has  been  audited  by  BBD,  LLP  the  Funds'  independent  registered public  accounting  firm,  whose  report  on  the  Funds'  financial  statements  is  included  in  the

Funds' annual report which is available upon request .

23

Financial HighlightsFinancial Highlights

F A M   V A L U E   F U N D   -   I N V E S T O R   C L A S S   S H A R E S

Per share information

Years Ended December 31,

(For a share outstanding throughout the year)

2010

2009

2008

2007

2006

Net asset value, beginning of year

$39.32

$32.22

$45.42

$49.65

$48.00

Income/Loss from investment operations:

Net investment income†

0.09

0.05

0.18

0.25

0.24

Net realized and unrealized

gain/(loss) on investments

6.61

7.10

(13.21)

(0.66)

3.96

Total from investment operations

6.70

7.15

(13.03)

(0.41)

4.20

Less distributions:

Dividends from net investment income

(0.09)

(0.05)

(0.17)

(0.25)

(0.31)

Distributions from net realized gains

(0.59)

—

—*

(3.57)

(2.24)

Return of capital

—

—

—*

—

—

Total distributions

(0.68)

(0.05)

(0.17)

(3.82)

(2.55)

Change in net asset value for the year

6.02

7.10

(13.20)

(4.23)

1.65

Net asset value, end of year

$45.34

$39.32

$32.22

$45.42

$49.65

Total Return

17.02%

22.18%

(28.68)%

(0.79)%

8.73%

Ratios/supplemental data

Net assets, end of year (000)

$737,211

$659,621

$592,504

$871,090

$1,042,174

Ratios to average net assets of:

Expenses

1.23%

1.26%

1.24%

1.19%

1.18%

Net investment income

0.21%

0.14%

0.44%

0.45%

0.49%

Portfolio turnover rate

5.08%

7.55%

12.60%

8.74%

17.53%

†

*Per share amount is less than $0.005Based on average shares outstanding.

24

Financial Highlights

F A M   E Q U I T Y- I N C O M E   F U N D   -   I N V E S T O R   C L A S S   S H A R E S

Per share information

Years Ended December 31,

(For a share outstanding throughout the year)

2010

2009

2008

2007

2006

Net asset value, beginning of year

$16.02

$13.34

$19.09

$21.61

$21.52

Income/Loss from investment operations:

Net investment income†

0.36

0.17

0.23

0.20

0.12

Net realized and unrealized

gain (loss) on investments

2.41

2.68

(5.73)

(0.97)

1.30

Total from investment operations

2.77

2.85

(5.50)

(0.77)

1.42

Less distributions:

Dividends from net investment income

(0.36)

(0.17)

(0.23)

(0.20)

(0.16)

Distributions from net realized gains

—

—

—*

(1.55)

(1.17)

Return of capital

—

—

(0.02)

—

—

Total distributions

(0.36)

(0.17)

(0.25)

(1.75)

(1.33)

Change in net asset value for the year

2.41

2.68

(5.75)

(2.52)

0.09

Net asset value, end of year

$18.43

$16.02

$13.34

$19.09

$21.61

Total Return

17.47%

21.43%

(29.04)%

(3.64)%

6.57%

Ratios/supplemental data

Net assets, end of year (000)

$85,824

$76,096

$68,096

$112,472

$142,546

Ratios to average net assets of:

Before waivers:

Expenses

1.41%

1.47%

1.41%

1.32%

1.28%

Net investment income

2.10%

1.11%

1.33%

0.88%

0.55%

After waivers:

†

*Per share amount is less than $0.005.Based on average shares outstanding.  Expenses

1.40%

1.40%

1.40%

1.32%

1.28%

Net investment income

2.11%

1.18%

1.34%

0.88%

0.55%

Portfolio turnover rate

13.38%

10.51%

17.58%

16.16%

19.01%

†

   *Per share amount is less than $0.005.Based on average shares outstanding.

25

To Obtain Additional Information

If  you  would  like  additional  information  about  the  Funds,  would  like  to  obtain  additional copies  of  the  Funds’  Annual  or  Semi-Annual  Reports  or  SAI,  which  are  available  without charge, or would like to make inquiries about the FAM Value Fund or FAM Equity-Income

Fund,  free  reports  on  the  Funds  are  available  upon  request  and  inquiries  may  be  directed to:

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, NY 12043

(800) 932-3271

www .famfunds .com

Shareholder Reports

Each Fund’s Annual Report and Semi-Annual Report contains additional information about the  Fund’s  investments .  The  Fund’s  Annual  Report  contains  a  discussion  of  the  market conditions and investment strategies thatduring the last fiscal year . Both the Annual Report and the Semi-Annual Report also containsignificantly affected the performance of the Fund

Fund performance information, financial statements and portfolio holdings information .

Statement of Additional Information

The SAI contains more comprehensive information on the Funds . The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus .

Information about the Funds, including the SAI, may also be obtained from the Securities and

Exchange Commission for the cost of a duplicating fee . These documents are also available to view  at  the  SEC’s  public  reference  room  in  Washington,  DC  or  by  electronic  request  by

e-mailing the SEC at the following address: publicinfo@sec .gov .

Securities and Exchange Commission

Washington, DC 20549-0102

(202) 551-8090 or (800) SEC-0330

www .sec .gov

Investment Company

Act File No . 811-4750

26

FAM Funds Advisor Share Class

P R O S P E C T U S

VALUE FUND

FFCVX

EQUITY-INCOME FUND

FFCEX

M a y   1 ,   2 0 1 1

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

Summary Section	3
FAM Value Fund	3
FAM Equity-Income Fund	6
More About Investment Objectives, Principal InvestmentStrategies, and Risks	10
More About Investment Objectives	10
More About Principal Investment Strategies	10
More About Principal Risks	11
Fund Management	12
The Investment Advisor	12
Portfolio Managers	12
Shareholder Information	14
Pricing Fund Shares	14
Householding of Shareholder Mailings	14
Purchasing and Adding to Your Shares	14
Important Information About Procedures for Opening an Account	15
Account Minimums	15
Automatic Investment Plan	16
Wire Instructions	16
IRA and Retirement Accounts	17
Purchases Through Selected Dealers	17
Payments to Third Parties by the Advisor	18
Instructions for Redemption of Shares	19
Definition of Good Order	19
Signature Guarantees	20
Systematic Withdrawal Plan	20
Information on Distributions and Taxes	20
Tax Information	21
Financial Highlights	23
FAM Value Fund	24
FAM Equity-Income Fund	25
To Obtain Additional Information	28

FAM Value Fund

Advisor Share Class

Summary Section

Investment Objective:  FAM Value Fund's investment objective is to maximize long-term return on capital .

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund .

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Advisor Class

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee (applicable if redeemed within the first

eighteen months of purchase)

1.00%

A N N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Advisor Class

Management Fees

1.00%

Distribution and Service (12b-1) Fees

1.00%

Other expenses

0.23%

Acquired Fund Fees and Expenses

0.01%

Total annual fund operating expenses

2.24%

Expense Example:  This Example is intended to help you compare the costs of investing in other mutual funds .  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods .  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same .  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

E X P E N S E  E X A M P L E

1 YEAR

3 YEARS

5 YEARS

10 YEARS

Advisor Class

$327

$700

$1,200

$2,575

FFAM VAM Value Fundalue Fund

Advisor Share Class

Summary Section

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities

(or "turns over" its portfolio) .  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account .  These costs, which are not reﬂected in annual fund operating expenses or in the Example, affect the Fund's performance .  During the most recent fiscal year, the Fund's portfolio turnover rate was  5 .08% of the average value of its portfolio .

Principal Investment Strategies:  Fenimore Asset Management, Inc . ("Fenimore"), the investment advisor

to the Fund, employs a "value approach" in making its common stock selections .   This approach is

based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth" .  Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential . After identify-

ing a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities .

Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks .  The Fund may invest in the securities of issuers of all sizes and market capitalizations .

Principal Risks:

• Stock Market Risk -  the value of stocks ﬂuctuate in response to the activities of individual compa-

nies and general stock market and economic conditions .  Stock prices may decline over short or ex-

tended periods of time .  Stocks are more volatile and riskier than some other forms of investments .

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down .

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies .

• Market Risk - the value of your investment will go up and down, which means that you could lose money .

AnnualTotal Return: The following bar chart and table show some indication of the risks of investing in the

Fund .  The bar chart shows changes in the Advisor Class shares performance since 2004 .  The table shows how Advisor Class shares' average annual returns (before and after taxes ) for the one year, five year and since inception periods compared to those of the Russell 2000 Index .  The Fund's past performance (be-

fore and after taxes) is not necessarily an indication of how the Fund will perform in the future .  Updated performance information may be obtained at the Fund's website www .famfunds .com .

FFAM VAM Value Fundalue Fund

Advisor Share Class

Summary Section

F A M   V A L U E   F U N D

35%

25%

22. 01%

15. 91%

16. 65%

15%

Best Quarter (ended 9/30/09):

7. 96%

4. 62%

5%

13.46%

Worst Quarter (ended 12/31/08):

‐5%

‐1. 91%

-21.58%

‐15%

‐25%

‐35%

‐30. 19%

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the years ending December 31, 2010)

A D V I S O R   C L A S S

Since Share Class

1 YEAR

5 YEARS     Inception (7/1/2003)

Return before taxes

16.65%

1.02%

4.99%

Return after taxes on distributions

16.42%

0.55%

4.51%

Return after taxes on distributions and sale of fund shares

11.14%

0.80%

4.26%

Russell 2000 Index

26.85%

4.47%

9.13%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reﬂect the impact of state and local taxes .  Ac-

tual after-tax returns depend on the investor's tax situation and may differ from those shown .

The  after-tax  returns  are  not  relevant  to  investors  who  hold  their  Fund  shares  through  tax-

deferred  arrangements   such  as  401(k)  plans  or  individual  retirement  accounts,  or  to  inves-

tors who are tax exempt .

Investment Advisor: Fenimore Asset Management, Inc .

Portfolio Co-Managers:  Thomas O . Putnam, Chairman and John D . Fox, CFA of Fenimore Asset Manage-

ment, Inc .  Mr . Putnam has managed the Fund since 1987 .  Mr . Fox has co-managed the Fund since 2000 .

Purchase and Sale of Fund Shares:  The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account .  The minimum subsequent investment is $50 .  You may redeem shares by mail or fax (518 .234 .7793) .  Redemption proceeds will be sent by check to the address of record or by elec-

tronic bank transfer .

For important information about taxes and financial intermediary compensation, please turn to the sec-

tions titled "Tax Information" and "Financial Intermediary Compensation" on page 9.

FAM Equity-Income Fund

Advisor Share Class

Summary Section

Investment Objective:  FAM Equity-Income Fund's investment objective is to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-produc-

ing stocks that pay dividends .  The Fund distributes its income on a quarterly basis .

Fees and Expenses of the Fund:  The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund .

S H A R E H O L D E R   F E E S

(fees paid directly from your investment)

Advisor Class

Maximum sales charge (load) on purchase

none

Maximum deferred sales charge (load)

none

Redemption fee (applicable if redeemed within the first

1.00%

eighteen months of purchase)

A N N UA L  F U N D  O P E R AT I N G  E X P E N S E S

(expenses that you pay each year as a percentage of the value of your investment)

Advisor Class

Management Fees

1.00%

Distribution and Service (12b-1) Fees

1.00%

Other expenses1

0.40%

Acquired Fund Fees and Expenses

0.01%

Total Annual Fund Operating Expenses

2.41%

Fee Waiver and/or Expense Reimbursement

0.01%

Total annual fund operating expenses after fee waiver

and/or expense reimbursement

2.40%

1

FAdvisor Class shares to 2.40% of its average daily net assets through May 1, 2012. This expense limitation agreement may only bAM has entered into a contractual agreement with FAM Equity-Income Fund to limit the total operating expenses of the Fund’s  e amended by the Fund's Board of Trustees. The expense limitation does not limit acquired fund fees and expenses.

Expense Example:  This Example is intended to help you compare the costs of investing in other mutual funds .  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods .  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same .  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

E X P E N S E  E X A M P L E

1 YEAR

3 YEARS

5 YEARS

10 YEARS

Advisor Class

$344

$751

$1,285

$2,746

FAM Equity-Income Fund

Advisor Share Class

Summary Section

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities

(or "turns over" its portfolio) .  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account .  These costs, which are not reﬂected in annual fund operating expenses or in the Example, affect the Fund's performance .  During the most recent fiscal year, the Fund's portfolio turnover rate was  13 .38% of the average value of its portfolio .

Principal Investment Strategies:  Fenimore Asset Management, Inc . ("Fenimore"), the investment advisor

to the Fund, employs a "value approach" in making its common stock selections .   This approach is

based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth" .  Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential . After identify-

ing a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities .

Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks .  The fund may invest in the securities of issuers of all sizes and market capitalizations .

Principal Risks:

• Stock Market Risk -  the value of stocks ﬂuctuate in response to the activities of individual compa-

nies and general stock market and economic conditions .  Stock prices may decline over short or ex-

tended periods of time .  Stocks are more volatile and riskier than some other forms of investments .

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down .

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies .

• Market Risk - the value of your investment will go up and down, which means that you could lose money .

AnnualTotal Return: The following bar chart and table show some indication of the risks of investing in the

Fund .  The bar chart shows changes in the Advisor Share Class  performance since 2004 .  The table shows how Advisor Class shares' average annual returns (before and after taxes ) for the one year, five year and since inception periods compared to those of the Russell 2000 Index .  The Fund's past performance (be-

fore and after taxes) is not necessarily an indication of how the Fund will perform in the future .  Updated performance information may be obtained at the Fund's website www .famfunds .com .

FAM Equity-Income Fund

Advisor Share Class

Summary Section

F A M   E Q U I T Y- I N C O M E   F U N D

35%

25%

20. 61%

16. 50%

15%

13. 05%

4. 76%

5. 73%

Best Quarter (ended 6/30/09):

5%

16.64%

‐5%

‐4. 58%

      Worst Quarter
                                                                                                                                                   (ended 12/31/08):

‐15%

-22.29%

‐25%

‐35%

‐30. 12%

A V E R A G E   A N N U A L   T O T A L   R E T U R N

(for the years ending December 31, 2010)

A D V I S O R   C L A S S

Since Share Class

1 YEAR

5 YEARS      Inception (7/1/2003)

Return before taxes

16.50%

-0.19%

3.44%

Return after taxes on distributions

16.04%

-0.73%

2.98%

Return after taxes on distributions and sale of fund shares

10.71%

-0.27%

2.85%

Russell 2000 Index

26.85%

4.47%

9.13%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reﬂect the impact of state and local taxes .  Ac-

tual after-tax returns depend on the investor's tax situation and may differ from those shown .

The  after-tax  returns  are  not  relevant  to  investors  who  hold  their  Fund  shares  through  tax-

deferred  arrangements   such  as  401(k)  plans  or  individual  retirement  accounts,  or  to  inves-

tors who are tax exempt .

Investment Advisor: Fenimore Asset Management, Inc .

Portfolio Co-Managers:  Thomas  O .  Putnam,  Chairman  and  Paul  C .  Hogan,  CFA  of  Fenimore

Asset Management, Inc .  Mr . Putnam and Mr . Hogan have co-managed the Fund since the Fund's inception in 1996 .

Purchase and Sale of Fund Shares:  The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account .  The minimum subsequent investment is $50 .  You may redeem shares by mail or fax (518 .234 .7793) .  Redemption proceeds will be sent by check to the address of record or by elec-

tronic bank transfer .

For important information about taxes and financial intermediary compensation, please turn to the sections titled "Tax Information" and "Financial Intermediary Compensation" on page 9.

Tax Information;

Financial Intermediary Compensation

Summary Section

Tax Information

Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are invest-

ing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account .  Such tax-deferred arrangements may be taxed upon withdrawals made from these arrangements .

Financial Intermediary Compensation

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the

Fund and its related companies may pay the intermediary for the sale of Fund shares and related services .

These payments may create a conﬂict of interest by inﬂuencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment .  Ask your salesperson or visit your financial intermediary's Web site for more information .

More About Investment Objectives,

Principal Investment Strategies, and Risks

More About Investment Objectives

FAM Value Fund seeks to maximize long-term return on capital .

FAM  Equity-Income  Fund  seeks  to  provide  current  income  as  well  as  long-term  net  capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities . The Fund distributes its net income on a quarterly basis .

The  investment  objective  of  each  Fund  is  a  fundamental  policy  which  may  not  be  changed without a majority vote of a Fund’s shareholders .

More About Principal Investment Strategies

Fenimore’s investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace . Utilizing investment principles based on the teachings of Benjamin Graham and David Dodd, whose book Security Analysis pro-

vides  the  foundation  for  value  investing,  Fenimore  is  categorized  as  a  bottom-up  manager .

As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore’s long-term growth expectation .

FAM  Value  Fund.   Under  normal  market  conditions  the  FAM  Value  Fund  will  attempt  to remain  fully  invested  in  common  stocks  and  securities  that  are  convertible  into  common stocks, such as convertible bonds and convertible preferred stock .

FAM Equity-Income Fund.  Under normal market conditions the FAM Equity-Income Fund will  attempt  to  remain  fully  invested  in  common  stocks  and  securities  that  are  convertible

into common stocks, such as convertible bonds and convertible preferred stock .   The Fund

invest primarily in income-producing stocks that pay dividends .

For temporary defensive purposes, the FAM Value Fund and the FAM Equity-Income Fund may invest all of their assets in fixed-income securities . Generally, the FAM Value Fund and the FAM Equity-Income Fund intend to invest in fixed-income securities when, in Fenimore’s opinion, common stocks are too risky in relationship to their anticipated rewards and fixed-

income securities are considered a good alternative . During such temporary periods the FAM

Value  Fund  and  the  FAM  Equity-Income  Fund  might  not  achieve  their  stated  investment objectives .

The FAM Value Fund and the FAM Equity-Income Fund may also engage in certain invest-

ment techniques to a limited extent that are not part of their principal investment strategies .

For example, each of the FAM Value Fund and the FAM Equity-Income Fund are

More About Investment Objectives,

Principal Investment Strategies, and Risks

permitted  to  utilize  options,  futures  contracts  and  options  on  futures  contracts .  The  FAM

Value  Fund  and  the  FAM  Equity-Income  Fund  may engage in short-sale transactions, lend portfolio  securities,  invest  in  securities  which  have  relatively  short  operating  histories  and invest in securities of issuers that do not have quoted markets . In addition, the FAM  Value

Fund and the FAM Equity-Income Fund may invest in the shares of other investment com-

panies and the FAM  Value  Fund  and  the  FAM  Equity-Income  Fund  may also invest in the

common  stocks  of  real  estate  investment  trusts .   However,  our  investment  decisions  will

always be guided by prudent choices dictated by our thoughtful and disciplined value invest-

ing methodology .  Additional information concerning these investmenttechniques, including their risks, are set forth in the Funds’ Statement of Additional Information .

More About Principal Risks

The principal risks of investing in the Funds are as follows:

Stock  Market  Risk.  The  value  of  stocks  fluctuate  in  response  to  the  activities  of  individual companies and general stock market andshort or extended periods of time . Stocks are more volatile and riskier than some other formseconomic conditions . Stock prices may decline over of investments, such as short-term, high grade fixed-income securities .

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down . While the Funds'

investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade off for this potentially lower risk .

Small-Cap  Risk.  Small  capitalization  companies  may  not  have  the  size,  resources  or  other assets of large capitalization companies . These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general .

Market  Risk.   The  value  of  your  investment  will  go  up  and  down,  which  means  that  you could lose money . You should consider an investment in the FAM Funds as a long-term invest-

ment .

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other government agency.

Fund Management

The Investment Advisor

The  Investment  Advisor  to  FAM  Funds  is  Fenimore  Asset  Management,  Inc .  ("Fenimore"),

which is a New York corporation majority-owned by Mr . Thomas O . Putnam and located at

384  N .  Grand  Street,  Cobleskill,  NY  12043 .  Fenimore  has  been  continuously  offering investment advisory and consulting services under contract since 1974 to individuals,profit  sharing,  IRA  and  Keogh  plans,  corporations,  and  non-profit  organizations  generallypension,

located in a service area that includes the continental United States . Mr . Putnam, Fenimore’s principal  investment  professional,  was  born  in  1944 .  He  has  been  actively  employed  as  an investment  advisor  with  Fenimore  since  1974,  and  holds  responsibilities  for  Fenimore’s

iShareholder  Services,  Incnvestment management a .,  each  Fund’nd research s  shareholder  servicing  agent  and  Fenimore  Securities,activities . Mr . Putnam is the sole shareholder of FAM

Inc ., each Fund’s principal underwriter .

Portfolio Managers

Mr . Putnam co-manages both the FAM Value Fund and FAM Equity-Income Fund . The co-

managers share equally in the day-to-day management of each respective Fund’s investment portfolio .

John  D .  Fox,  CFA,  serves  as  co-manager  of  FAM  Value  Fund  with  Mr .  Putnam .  Mr .  Fox  is employed  by  Fenimore  as  Investment  Research  Analyst  and  has  been  actively  involved  in research activities since he joined the firm in 1996 .

Paul C . Hogan, CFA, serves as co-manager of FAM Equity-Income Fund with Mr . Putnam .

He  is  also  employed  by  Fenimore  as  Investment  Research  Analyst .  He  has  been  actively involved in investment research activities since he jointed the firm in 1991 .

Additional  information  about  the  portfolio  managers’  compensation  arrangements,  other accounts  managed  by  the  portfolio  managers,  and  the  portfolio  managers’  ownership  of securities of the Funds is available in the Funds’ Statement of Additional Information .

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients .

As principal officer of Fenimore, Mr . Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust . Under the terms of the investment advisory contract,  Fenimore  receives  a  monthly  fee  from  each  Fund  equal  to  1%  per  annum  of  the

average  daily  market  value  of  its  net  assetslimitation agreements with FAM Value Fund and F .   Fenimore  has  entered  into  contractual  expenseAM Equity-Income Fund pursuant to

Fund Management

which  it  has  agreed  to  limit  the  total  operating  expenses  (excluding  acquired  fund  fees  and expenses and certain other expenses) of each Fund’s Advisor  Class shares to 2 .28% and 2 .40%,

respectively, through May 1, 2012 .  These expense limitation agreements may only be amended by the Funds’ Board of Trustees .  A discussion regarding the basis for the Trustees’ approval of the investment advisory contract is available in the Funds’ Annual Report to Shareholders dated

December 31, 2010 .

FAM Funds, the Advisor and Fenimore Securities, Inc . have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore . In addition, FAM Funds and Fenimore have  developed procedures that  provide  for  the  administration  and  enforcement  of  the  Code  through  the  continuous monitoring of personal trading practices .

Shareholder Information

Pricing Fund Shares

The share price (also called “Net Asset Value” or "NAV" per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficienton weekends and on the following holidays: New Ytrading in a Fund’s portfolio of securities . Theear’s DayNew Y, Martin Luther King, Jrork Stock Exchange is closed . Day,

President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving

and Christmas . Securities in each Fund’s portfolio will

-

ket quotes . If market quotations are not available, securities or other assets will be valued byordinarily be valued based upon mar a method which the Board of Trustees believes most accurately reflects fair value . To calculate the  NAV,  a  Fund’s  assets  are  valued  and  totaled,  liabilities  are  subtracted,  and  the  balance,

called net assets, is divided by the number of shares outstanding .

Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications  to  a  shareholder  with  multiple  accounts

-

(single, retirement, joint, etcably  believes  that  the  Shareholders  are  members  of  the  same  family .) if such accounts have the same address and the Fund reason .  You  may  request  that additional copies be sent by notifying the Funds .

Purchasing and Adding to Your Shares

To  establish  an  account,  complete  and  sign  the  appropriate  application  and  mail  it,  along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043 . Checks should be made payable to the appropriate Fund . FAM reserves the right to refuse third party checks and any

"bank starter check ." Please be sure to provide your Social Security or taxpayer identification number . Cash will not be accepted . Any applications received not following the above guide-

lines will be returned .

The date on which your purchase is credited is your trade date . For purchases made by check or  Federal  Funds  wire  and  received  by  the  close  of  regular  trading  on  the  New  York  Stock

Exchange (generally 4:00 p .m . Eastern time) the trade date is the date of receipt . For purchases received after the close of regular trading on the Exchange the trade date is the next business day . Shares are purchased at the NAV determined on your trade date .

FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders . In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred,

or both . FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM .

All applications to purchase Fund shares are subject to acceptance by FAM and are not bind-

ing until so accepted . FAM does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part .

Shareholder Information

Important Information About Procedures

for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record infor-

mation  that  identifies  each  person  who  opens  an  account,  and  to  determine  whether  such person’s  name  appears  on  government  lists  of  known  or  suspected  terrorists  and  terrorist organizations .

What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address  (although  post  office  boxes  are  still  permitted  for  mailing);  and  (4)  Social  Security

Number, Taxpayer Identification Number or other identifying number .

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity . Additional information may be required to open accounts for corporations and other nonnatural persons .

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.

Account Minimums

To  begin  an  investment  in  FAM  Funds  the  following  minimum  initial  investments  must be  met .  All  subsequent  investments  to  an  existing  account  require  a  minimum  of  $50 .

M I N I M U M   I N I T I A L   I N V E S T M E N T S

FAM VALUE FUND

FAM EQUITY-INCOME FUND

To open a new account

$500

$500

To open a new retirement account

IRA, Roth IRA, SEP, SIMPLE IRA,

403(b)(7), Coverdell ESA or Individual (k)

$100

$100

To open a Uniform Transfer to Minors

(UTMA) or Uniform Gift to Minors (UGMA)

$500

$500

To open a new account through our

Automatic Investment Program*

$500

$500

*FAM’s Automatic Investment Plan requires the systematic addition of at least $50 per month, as described below.

Shareholder Information

Automatic Investment Plan

FAM  Funds  offers  an  Automatic  Investment  Plan  whereby  authorization  is  granted  and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder’s account . The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing

House (ACH) . While there is no charge to shareholders for this service, a charge of $10 .00 may  be  deducted  from  a  shareholder’s  Fund  account  in  case  of  returned  items .  NOTE:

Individual Retirement Account (IRA) contributions made through the Automatic Investment

Plan  are  assumed  to  be  current  year  contributions .  A  shareholder’s  Automatic  Investment

Plan  may  be  terminated  at  any  time  without  charge  or  penalty  by  the  shareholder  or  the

Fund .

Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions .

Investors  establishing  new  accounts  by  wire  should  first  forward  their  completed  Account

Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer . Further information regarding wire transfers is available by calling (800) 932-3271 . FAM must have receipt of a wire transfer no later than

4:00 p .m . Eastern Time in order for the purchase to be made that same business day .

W I R E   I N S T R U C T I O N S

ABA 042 000 013

US Bank

DDA 821601499

FAM Funds

For Further Credit (shareholder name, account number and Fund name)

If you wish to wire funds to an existing account, please use the same instructions listed above.

Shareholder Information

IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more IRAs,

the  number  and  amounts  limited  only  by  the  maximum  allowed  contribution  per  year .

Existing IRA accounts may be rolled over or transferred at any time into a new IRA, which may be invested in Fund shares . U .S . Bank is empowered and agrees to act as custodian of shares purchased . Monies deposited into an IRA may be invested in shares of one of the Funds upon the filing of the appropriate forms . Forms establishing IRAs, Roth IRAs, SEP Accounts,

SIMPLE  IRAs,  403(b)(7)  Plans,  Coverdell  ESAs   and  Individual  (k)  Plans  are  available  by

calling  FAM  Funds  at  (800)  932-3271 .  There  is  no  annual  maintenance  fee.  Investors  are urged  to  consult  with  a  tax  advisor  in  connection  with  the  establishment  of  retirement plans .

Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares . However, the qualification and certification of such plans must first  be  prearranged  by  the  investor’s  own  tax  specialists  who  would  assist  and  oversee  all plan compliance requirements . Although FAM endeavors to provide assistance to those inves-

tors interested in such plans, it neither offers nor possesses the necessary professional skills or  knowledge  regarding  the  establishment  or  compliance  maintenance  of  retirement  plans .

Therefore,  it  is  recommended  that  professional  counsel  be  retained  by  the  investor  before investing such monies in shares of FAM Funds .

No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, SEP

Account,  SIMPLE  IRA,  403(b)(7)  Plan,  Coverdell  ESA  or  Individual  (k)  Plan  to  another custodian or in the event of a mandatory distribution .

Purchases Through Selected Dealers

Certain Selected Dealers may affect transactions of the FAM Funds . FAM may accept orders from broker-dealers who have been previously approved by the Funds . It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds . If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance . Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption . Such charges may vary amongst broker-dealers, but in all cases will be retained by the broker-dealer and not remitted to FAM or the Advisor . The Advisor may make payments to such companies out of its own resources to compensate these companies for certain administrative services provided in connection with the Funds . Shareholders who wish to transact through a broker-dealer should contact FAM at (800) 932-3271 for further information .

Shareholder Information

Payments to Third Parties by the Advisor

The Advisor and its affiliates, including the Distributor, may, out of their own resources, and without  additional  direct  cost  to  the  Funds  or  their  shareholders,  provide  compensation  to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds (“revenue sharing”) .  This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker educa-

tion,  and/or  access  to  sales  meetings,  sales  representatives  and  management  representatives

of  the  intermediary .   Compensation  may  also  be  paid  to  intermediaries  for  inclusion  of  the

Funds  on  a  sales  list,  including  a  preferred  or  select  sales  list,  mutual  fund  “supermarket”

platforms and other formal sales programs, or as an expense reimbursement in cases where the intermediary provides shareholder services to shareholders of the Funds .  Revenue shar-

ing payments are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Funds or any record keeping or sub-transfer agency fees payable by the

Funds .   You  should  note  that  if  one  mutual  fund  sponsor  makes  greater  distribution  assis-

tance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another .

Distribution and Service (12b-1 Fees)

The Advisor Class funds have adopted a Service and Distribution Plan for the Advisor Class

shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 .  Each Fund may make  payments  under  the  Plan  for  the  purpose  of  financing  any  activity  primarily  intended to result in the sale of Advisor Class shares .  12b-1 fees compensate Fenimore Securities, Inc .

(the "Distributor") and other dealers and investment representatives for services and expens-

es relating to the sale and distribution of a Fund's  Advisor class shares and/or for providing

shareholder  services .   12b-1  fees  are  paid  from  Fund  assets  on  an  ongoing  basis,  and  over time these fees will increase the cost of your investment and may cost you more than paying

other  types  of  sales  charges .   The maximum amount that a Fund may pay in distribution fees

under its 12b-1 plan for Advisor Class shares is 0 .75% of its average daily net assets .   A Fund

may also pay up to 0 .25% of its average daily net assets for shareholder servicing .  The Distribu-

tor and the Advisor, at their expense, may provide compensation to dealers in connection with sales of shares of a Fund .

Shareholder Information

Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax, or by hand to the Funds, 384 North Grand Street, PO Box 399, Cobleskill, NY

12043 .  For  further  information  on  redemption  requests  call  FAM  Shareholder  Services  at

(800) 932-3271 . FAM offers no telephone redemptions.

Definition of Good Order

Good order means that the written redemption request must include the following:

1 .   The Fund account number, name, and Social Security or Tax I .D . number .

2 .   The amount of the transaction (specified in dollars or shares) .

3 .   Signatures of all owners exactly as they are registered on the account .

4 .   Signature guarantees are required if: the value of shares being redeemed exceeds $50,000;

payment  is  to  be  sent  to  an  address  other  than  the  address  of  record;  payment  is  to  be made payable to a payee other than the shareholder; there has been an address change in the last 30 days . Shareholder bank accounts, when accompanied by a voided check, shall constitute the address of record for this signature guarantee requirement .

5 .   Certificates, if any are held, signed and containing a proper signature guarantee .

6 .   Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts .

Shareholders  requesting  redemption  proceeds  to  be  wired  from  FAM  will  incur  a  $10  wire fee  for  domestic  wires .  Shareholders  may  also  elect  to  have  their  proceeds  sent  by  ACH

(Automatic Clearing House) directly to their bank account, there is no fee for this .

Shareholders may sell all or any portion of their shares on any such business day that NAV is  calculated .  Such  shares  will  be  redeemed  by  FAM  at  the  next  such  calculation  after  such redemption request is received in good order . When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days . If you anticipate redemp-

tions soon after you purchase your shares, you are advised to wire funds to avoid delay.

FAM  reserves  the  right,  however,  to  withhold  payment  up  to  seven  (7)  days  if  necessary  to protect the interests and assets of the Funds and their shareholders . In the event the New York

Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circum-

stances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly .

Redemption of shares may result in the shareholder realizing a taxable capital gain or loss .

Shareholder Information

Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transac-

tion  requests .  A  signature  guarantee  verifies  the  authenticity  of  your  signature  and  may  be obtained from “eligible guarantor institutions .”

Eligible guarantor institutions include: (1) national or state banks, savings associations, sav-

ings  and  loan  associations,  trust  companies,  savings  banks,  industrial  loan  companies  and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or  a  clearing  agency  or  which  have  minimum  net  capital  of  $100,000;  (4)  institutions  that participate  in  the  Securities  Transfer  Agent  Medallion  Program  (“STAMP”)  or  other recognized signature medallion program .

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1 . Redemption of Shares IF:

  •   the value of shares being redeemed exceeds $25,000 per fund

 •   payment is requested payable to a payee other than the shareholder of record

 •   payment is to be sent to an address other than the address of record

 •   an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

 •   the shares are represented by a negotiable stock certificate

2 . Transferring of Ownership and/or Account Name Changes

Systematic Withdrawal Plan

For  your  convenience  you  may  elect  to  have  automatic  periodic  redemptions  from  your account . Shareholders who wish to participate in the systematic withdrawal plan must com-

plete the appropriate form and return to FAM 30 days prior to the first scheduled redemp-

tion .

Information on Distributions and Taxes

All  net  investment  income  and  net  realized  capital  gains  generated  as  a  result  of  portfolio management activities are distributed to shareholders.

A capital gain or loss is the difference between the purchase and sale price of a security . If a

Fund  has  net  capital  gains  for  the  year  they  are  usually  declared  and  paid  in  December  to shareholders of record in the month of December .

Shareholder Information

Dividend  and  capital  gain  distributions  are  reinvested  in  additional  Fund  shares  in  your account, unless you select another option on your account application form . Investors who want  dividends  and/or  capital  gains  distributions  sent  to  them  in  cash  rather  than  invested in additional shares must arrange this by making a request to FAM . The request must be in written  form  acceptable  to  FAM .  Unless  investors  request  cash  distributions  in  writing  at least 7 business days prior to the distribution, or on the Account Application, all dividends and  other  distributions  will  be  reinvested  automatically  in  additional  shares  of  the  Funds .

Capital gains, if any, will be distributed in December .

The value of your shares will be reduced by the amount of dividends and/or capital gains . If you  purchase  shares  shortly  before  the  record  date  for  a  dividend  or  the  distribution  of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution .

Tax Information

Curently  effective  tax  legislation  generally  provides  for  a  maximum  tax  rate  for  individual taxpayers of 15% on long-term capital gains and on income from certain qualifying dividends on certain corporate stock . These rates are scheduled to expire after 2012 . These rate reduc-

tions do not apply to corporate taxpayers . Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends . A shareholder will also have to satisfy a more than 60 day holding period for the

Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate . Distributions of earnings from non-qualifying dividends, inter-

est income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer . Distributions designated by a Fund as long-term  capital  distributions  will  be  taxable  to  you  at  your  long-term  capital  gains  rate,

regardless  of  how  long  you  have  held  your  Fund  shares .  An  exchange  of  Fund  shares  for shares  of  another  fund  is  considered  a  sale,  and  gains  from  any  sale  or  exchange  may  be subject to federal and state taxes . Dividends generally are taxable in the year in which they are accrued, even if they appear on your account statement the following year . Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund . Depending on your residence for tax purposes, distribu-

tions may also be subject to state and local taxes .

If  you  hold  shares  through  a  tax-deferred  account,  such  as  a  retirement  plan,  income  and gains  will  not  be  taxable  each  year .  Instead,  the  taxable  portion  of  amounts  you  hold  in  a tax-deferred account will generally be subject to tax only when they are distributed from the account .

You  will  be  notified  by  February  15th  each  year,  through  our  “Supplementary  Tax

Information” flyer, about the federal tax status of distributions made the previous year .

Shareholder Information

The Funds are required to withhold 28% (currently scheduled to increase to 31% after 2012)

of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules . To avoid this, make sure you provide your correct tax identification number

(Social Security Number for most investors) on your account application .

This tax discussion is meant only as a general summary . Because everyone’s tax situation is unique,  you  should  consult  your  tax  professional  about  particular  consequences  to  you  of investing in the Funds .

Frequent  Trading  Policy .  The  Funds  are  intended  for  long-term  investors  and  not  for those who wish to trade frequently in Fund shares . Frequent trading into and out of a

Fund can have adverse consequences for that Fund and for long-term shareholders in the

Fund . The Trust believes that frequent or excessive short-term trading activity by share-

holders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders;

(b) cause the Funds to maintain larger cash positions than would otherwise be necessary;

(c) increase brokerage commissions and related costs and expenses; (d) incur additional tax  liability .  The  Trust  therefore  discourages  frequent  purchase  and  redemptions  by shareholders and it does not make any effort to accommodate this practice . To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by share-

holders . At the present time the Trust does not impose limits on the frequency of pur-

chases and redemptions, nor does it limit the number of exchanges into any of the Funds .

The  Trust  reserves  the  right,  however,  to  impose  certain  limitations  at  any  time  with respect  to  trading  in  shares  of  the  Funds,  including  suspending  or  terminating  trading privileges in Fund shares, for any investor whom it believes has a history of abusive trad-

ing or whose trading, in the judgment of the Trust, has been or may be disruptive to the

Funds . The Funds’ ability to detect and prevent any abusive or excessive short-term trad-

ing may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary .

Disclosure of Fund Portfolio Holdings .  On a quarterly basis, the Funds disclose on their website, www .famfunds .com, each Fund’s entire portfolio holdings and certain additional information  regarding  their  portfolios  (e .g .,  Top  Ten  holdings,  asset  allocation,  sector breakdown) . The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available . A complete list of each Fund’s portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms

N-CSR and N-Q . A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional

Information (SAI) .

Financial Highlights

The  financial  highlights  provide  information  about  each  Fund’s  financial  history  and  are expressed  in  one  share

Fund’s  financial  statements  which  are  included  in  its  aoutstanding  throughout  each  fiscal  yearnnual  rep .  Each  table  is  part  of  tort  and  are  incorporatehde herein by reference from the Statement of Additional Information, which is available upon request . The total returns in the table represent the rate that an Investor Class shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all divi-

dends  and  capital  gains .  For  the  fiscal  years  ending  December  31,  2007,  2008  ,  2009and

2010,  this  information  has  been  audited  by  BBD,LLP  the  Funds'  independent  registered public  accounting  firm,  whose  report  on  the  Funds'  financial  statements  is  included  in  the

Funds' annual report which is available upon request .

Financial HighlightsFinancial Highlights

F A M   V A L U E   F U N D   -   A D V I S O R   C L A S S   S H A R E S

Per share information

Years Ended December 31,

(For a share outstanding throughout the year)

2010

2009

2008

2007

2006

Net asset value, beginning of year

$37.81

$30.99

$44.39

$48.91

$47.37

Income/Loss from investment operations:

Net investment loss†

(0.31)

(0.28)

(0.22)

(0.28)

(0.25)

Net realized and unrealized

gain (loss) on investments

6.61

7.10

(13.18)

(0.67)

4.03

Total from investment operations

6.30

6.82

(13.40)

(0.95)

3.78

Less distributions:

Dividends from net investment income

—

—

—

—

—

Distributions from net realized gains

(0.59)

—

—

(3.57)

(2.24)

Total distributions

(0.59)

—

—

(3.57)

(2.24)

Change in net asset value for the year

5.71

6.82

(13.40)

(4.52)

1.54

Net asset value, end of year

$43.52

$37.81

$30.99

$44.39

$48.91

Total Return

16.65%

22.01%

(30.19)%

(1.91)%

7.96%

Ratios/supplemental data

Net assets, end of year (000)

$4,540

$4,369

$4,294

$7,591

$8,494

Ratios to average net assets of:

Expenses

2.23%

2.26%

2.24%

2.19%

2.18%

Net investment loss

(0.79)%

(0.86)%

(0.56)%

(0.55)%

(0.51)%

Portfolio turnover rate

5.08%

7.55%

12.60%

8.74%

17.53%

†

Based on average shares outstanding.

Financial Highlights

F A M   E Q U I T Y- I N C O M E   F U N D   -   A D V I S O R   C L A S S   S H A R E S

Per share information

Years Ended December 31,

(For a share outstanding throughout the year)

2010

2009

2008

2007

2006

Net asset value, beginning of year

$15.86

$13.18

$18.86

$21.39

$21.33

Income/Loss from investment operations:

Net investment income/(loss)†

0.19

0.03

0.06

(0.03)

(0.10)

Net realized and unrealized

gain (loss) on investments

2.41

2.68

(5.74)

(0.95)

1.33

Total from investment  operations

2.60

2.71

(5.68)

(0.98)

1.23

Less distributions:

Dividends from net investment income

(0.19)

(0.03)

—

—

—

Distributions from net realized gains

—

—

—

(1.55)

(1.17)

Total distributions

(0.19)

(0.03)

—

(1.55)

(1.17)

Change in net asset value for the year

2.41

2.68

(5.68)

(2.53)

0.06

Net asset value, end of year

$18.27

$15.86

$13.18

$18.86

$21.39

Total Return

16.50%

20.61%

(30.12)%

(4.58)%

5.73%

Ratios/supplemental data

Net assets, end of year (000)

$1,625

$1,646

$1,759

$3,346

$3,921

Ratios to average net assets of:

Before waivers:

Expenses

2.41%

2.47%

2.41%

2.32%

2.28%

Net investment income/(loss)

1.10%

0.11%

0.33%

(0.12)%

(0.45)%

After waivers:

Expenses

2.40%

2.40%

2.40%

2.32%

2.28%

Net investment income/(loss)

1.11%

0.18%

0.34%

(0.12)%

(0.45)%

Portfolio turnover rate

13.38%

10.51%

17.58%

16.16%

19.01%

      †

Based on average shares outstanding.

To Obtain Additional Information

If  you  would  like  additional  information  about  the  Funds,  would  like  to  obtain  additional copies  of  the  Funds’  Annual  or  Semi-Annual  Reports  or  SAI,  which  are  available  without charge, or would like to make inquiries about the FAM Value Fund or FAM Equity-Income

Fund,  free  reports  on  the  Funds  are  available  upon  request  and  inquiries  may  be  directed to:

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, NY 12043

(800) 932-3271

www .famfunds .com

Shareholder Reports

Each Fund’s Annual Report and Semi-Annual Report contains additional information about the  Fund’s  investments .  The  Fund’s  Annual  Report  contains  a  discussion  of  the  market conditions and investment strategies thatduring the last fiscal year . Both the Annual Report and the Semi-Annual Report also containsignificantly affected the performance of the Fund

Fund performance information, financial statements and portfolio holdings information .

Statement of Additional Information

The SAI contains more comprehensive information on the Funds . The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus .

Information about the Funds, including the SAI, may also be obtained from the Securities and

Exchange Commission for the cost of a duplicating fee . These documents are also available to view  at  the  SEC’s  public  reference  room  in  Washington,  DC  or  by  electronic  request  by

e-mailing the SEC at the following address: publicinfo@sec .gov .

Securities and Exchange Commission

Washington, DC 20549-0102

(202) 551-8090 or (800) SEC-0330

www .sec .gov

Investment Company

Act File No . 811-4750

STATEMENT OF ADDITIONAL INFORMATION

for

FAM VALUE FUND

FAMVX

FAM EQUITY-INCOME FUND

FAMEX

INVESTOR CLASS SHARES

Dated:  May 1, 2011

_______________________________________

384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043

Telephone Number (800) 932-3271

www.famfunds.com

FENIMORE ASSET MANAGEMENT TRUST

The FAM FUNDS currently offer two diversified open-end mutual funds, FAM Value Fund and FAM Equity-Income

Fund (the “Funds”).  Each of the Funds is a separate investment series of Fenimore Asset Management Trust (the

“Trust”), which is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the

Prospectus for the Investor Class shares of the Funds dated the same date.  A copy may be obtained without charge from the Funds by calling or writing the address and telephone number noted above.  The financial statements for the

Funds are incorporated by reference into this Statement of Additional Information in their entirety.

FAM Funds — Statement of Additional Information

Disclosure of Fund Portfolio Holdings…………………………………………………….22

Investment Advisor:

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY   12043

2

FAM Funds — Statement of Additional Information

INVESTMENT OBJECTIVE AND POLICIES

The Trust offers two mutual funds with distinct investment objectives. FAM Value Fund has an investment objective to maximize long term total return on capital. FAM Equity-Income Fund has an investment objective of providing current income as well as long term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities. Normally investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., (“Feni-

more” or “FAM”), can no longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase.

It is the opinion of FAM that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole,

based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invari-

ably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management’s ability prior to making a commitment with Fund assets. The assessment may include an analysis of historical finan-

cial achievements of the company, direct discussions with management by telephone or in person, visitations to the company, conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its invest-

ment objectives for the Funds.

It is FAM’s belief that the objectives of the Funds can only be achieved consistently over a long investment horizon.

Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determi-

nation, feels that the recognition of true business worth has not yet been attained in the stock’s current market quota-

tion. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of the Funds’ assets in fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Funds remain small in size, FAM may have greater flexibility in achieving its objec-

tives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of the Funds by discon-

tinuing sales of their shares at any time. The Board of Trustees of the Funds may suspend sales whenever, in its collec-

tive wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing share-

holder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objec-

tives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may

3

FAM Funds — Statement of Additional Information

result in a shareholder paying additional federal, state and/or local income taxes. (See “Certain Federal Income Tax

Considerations”). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of

FAM Funds for these reasons.

ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as de-

scribed in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of either Fund’s principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Funds’ view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission (“CFTC”).

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to bor-

row, the volatility of the Funds’ net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  To the extent that the Funds do invest in the shares of other investment compa-

nies, they will incur additional expenses due to the duplication of fees and expenses as a result of investing in other investment vehicles.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collat-

eral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the

Funds would be permitted only to engage in short-sale transactions “against the box,” in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transac-

tions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateral-

ized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

4

FAM Funds — Statement of Additional Information

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of

1940. Accordingly, no FAM Fund will:

(A)

Invest in the purchase and sale of real estate.

(B)

Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)

Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)

Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of pur-

chase. This restriction shall not be applicable for investments in U.S. government or agency securities.

(E)

Invest  more  than  25%  of  its  assets  valued  at  the  time  of  purchase  in  any  one  industry  or  similar  groups  of industries, except U.S. government securities.

(F)

Maintain  margin  accounts,  will  not  purchase  its  investments  on  credit  or  margin,  and  will  not  leverage  its investments, except for normal transaction obligations during settlement periods.

(G)

Underwrite  or  deal  in  offerings  of  securities  of  other  issuers  as  a  sponsor  or  underwriter  in  any  way.  (Note:

The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

(H)

Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.  For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(I)

Issue  senior  securities,  except  to  the  extent  permitted  by  the  Investment  Company Act  of  1940,  by  SEC  ex-

emptive order, or by the Commission.

HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Funds is Fenimore Asset Management, Inc.  The company is a New York cor-

poration registered under the Investment Advisers Act of 1940 with the Securities and Exchange Commis-

sion.  Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal

5

FAM Funds — Statement of Additional Information

officer and a Trustee of the Funds.  Fenimore was incorporated November 20, 1974, and has abeen continu-

ously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans,

corporations, and non-profit organizations generally located in the service area that includes the continen-

tal U.S.  Mr. Putnam has been employed or active as an investment advisor since 1974, managing invest-

ment accounts for clients. He has held responsibilities as President and Director of Fenimore’s investment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in

1968. John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as Investment Research

Analyst. He has been actively involved in investment and portfolio management and research activities since 1996. Paul C. Hogan, CFA, co-manager of FAM Equity-Income Fund, is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to pur-

chase controlling interests in any such company, it is  Fenimore’s belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have:

(1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company;

(2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be real-

ized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction. Feni-

more, as investment advisor to the Funds, renders such services under contract that provides for payment to

Fenimore of a fee, calculated daily and paid monthly, at the rate of 1% per annum of each Funds net as-

sets, which rate is consistent with that being charged by Fenimore to manage its other client accounts. This contract is subject to the approval annually by the Funds’ Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2010

DECEMBER 31, 2009

DECEMBER 31, 2008

$6,853,500

$5,965,289

$7,280,198

6

FAM Funds — Statement of Additional Information

With respect to FAM Equity-Income Fund, the total investment advisory fees paid by FAM Equity-Income

Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2010

DECEMBER 31, 2008

DECEMBER 31, 2007

$813,495

$700,249

$939,612

Each Fund is responsible for the costs of its own operation which include the fees of independent accoun-

 tants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses.  Expenses of “Interested Trustees” shall always remain the responsibility of the investment advisor.  All employees of the investment advisor who perform duties for the Funds shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automati-

cally terminated.

 Thomas O. Putnam and Paul C. Hogan are co-managers of the FAM Equity-Income Fund.  Thomas O. Put-

 nam and John D. Fox are co-managers of the FAM Value Fund.   The following table lists the number and

types of other accounts managed by each individual and assets under management in those accounts as of

December 31, 2010:

Other

Registered

Other Pooled

Investment

Assets

Investment

Assets

Assets

Total Assets

Portfolio

Company

managed

Vehicle

Managed

Other

Managed

Managed*

Manager

Accounts

($ millions)

Accounts

($ millions)

Accounts

($ millions)

($ millions)

Thomas O.

None

$0

1

$10.7

0

$0

$10.7

Putnam

Paul C. Hogan     None

$0

1

$10.7

0

$0

$10.7

John D. Fox

None

$0

1

$10.7

1

$.7

$11.4

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective man-

ager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients.

While the managers do not manage other registered investment companies, they do manage separate ac-

counts (i.e., accounts managed on behalf of individuals for public or private institutions).  Portfolio man-

agers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

 The management of multiple accounts may result in a portfolio manager devoting unequal time and atten-

tion to the management of each account.  Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible.  The Adviser seeks to man-

age competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a par-

ticular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager will vary.

7

FAM Funds — Statement of Additional Information

Because a portfolio manager’s compensation may be affected by revenues earned by the Adviser, the incen-

tives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggre-

gating and/or allocating aggregated trades.  The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be al-

located to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm.  Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period.  The portfolio managers’ com-

pensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2010 is as follows:

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager

FAM Equity-Income Fund

FAM Value Fund

Thomas O. Putnam

Over $1,000,000

Over $1,000,000

Paul C. Hogan

$100,001 - $500,000

$100,001 - $500,000

John D. Fox

$100,001 - $500,000

$100,001 - $500,000

BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Funds rests with the Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time. During the fiscal year ended December 31, 2010, the Board met five times.

Board Leadership Structure.  Mr. John McCormack, who is an Independent Trustee, serves as the Chair-

man of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the Board, management and legal counsel to the Funds.  The Chairman may perform such other functions as may be requested by the Board from time to time.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board.  The Board has designated a number of stand-

ing committees, as further discussed below, each of which has a Chairman.  The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the

Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

8

FAM Funds — Statement of Additional Information

Trustee Qualifications.  There are no specific required qualifications for Board membership.  The Board believes that the different perspectives, viewpoints, professional experience, education and individual attributes of each

Trustee represent a diversity of experiences and skills.  In addition to the table below, the following is a brief dis-

cussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

Fred “Chico” Lager – As the former President and Chief Executive Officer of a publicly traded company, Mr.

Lager has extensive experience and background in corporate and financial matters and has been designated as one of the Board’s three financial experts on its Audit Committee.  He also has experience as a director of several public and privately held companies.  In addition, Mr. Lager also has had long-standing service as a member of the Board of Trustees.

C. Richard Pogue – As a former executive with the Investment Company Institute, the trade association for the in-

vestment company industry, Mr. Pogue has extensive experience and background dealing with investment compa-

nies and their operations.  In addition, he also has had long-standing service as a member of the Board of Trustees.

John McCormack – As a former executive with a large financial services, retirement planning and insurance organization for which he oversaw the development and operation of a family of mutual funds, Mr. McCormack has extensive experience and background with the management and operation of mutual funds and their service providers.  In addition, he also has had long-standing service as a member of the Board of Trustees.

Barbara Weidlich – As the former president of the National Investment Company Service Association (“NICSA”),

the trade association serving the operations sector of the mutual fund industry, and a former executive with a fund services company, Ms. Weidlich has extensive experience and background dealing with the management and op-

eration of investment companies and their service providers.  In addition, she also has had long-standing service as a member of the Board of Trustees.

Kevin J. McCoy – As a certified public accountant with over 35 years of experience in the industry, Mr. McCoy has extensive experience and background in the auditing of operating companies and in business and financial matters.  Mr. McCoy  has also been designated as one of the Board’s three financial experts on its Audit Commit-

tee, of which he is the Chairman.

Paul Keller - As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 30 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an auditor and business advisor to mutual funds and related service companies, as well as, other financial services companies.

Mr. Keller has also been designated as one of the Board’s three financial experts on its Audit Committee.

Thomas O. Putnam – Through his positions as founder, director, Chairman and portfolio manager with Fenimore

Asset Management, Inc., the investment adviser to the Funds Mr. Putnam has extensive experience and back-

ground in the management and operation of registered investment companies, enabling him to provide manage-

ment input and investment guidance to the Board.  He also has had long-standing service as a Trustee of the

Board.

9

FAM Funds — Statement of Additional Information

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

Position(s) Held    Principal

Number of

Other

Name,

With Fund and

Occupation(s)

Portfolios in

Director-

Address, and

Length of Time      During Past

Fund Complex*     ships

Age

Served

5 Years

Overseen

Held by

By Trustee

Trustee

INDEPENDENT

TRUSTEES**

Fred “Chico” Lager

Trustee since

Business Consultant;

2

None

384 North Grand St.

1996

Retired President & CEO of

Cobleskill, NY 12043

Ben & Jerry’s Homemade, Inc.

Age:  56

C. Richard Pogue

Trustee since

Retired Executive Vice President,    2

None

384 North Grand St.

2000

Investment Company Institute

Cobleskill, NY 12043

Age:  74

John McCormack

Trustee since

Retired Group President,

2

None

384 North Grand St.

2004

TIAA-Cref Enterprises

Cobleskill, NY 12043

Age:  66

Barbara Weidlich

Trustee since

Retired President, National In-

2

None

384 North Grand St.

2004

vestment Company Service

Cobleskill, NY 12043

Association; Managing Director-

Age:  66

DEXIA BIL Fund Services,

Dublin, Ireland

  Kevin J. McCoy, CPA    Trustee since

Principal, Marvin and Company,     2

None

384 North Grand St

March 2007

P.C., certified public accounting

Cobleskill, NY  12043

firm

Age:   58

  Paul Keller, CPA

Trustee since

Retired Partner,

2

None

384 North Grand St

August 2010

PricewaterhouseCoopers, LLP

Cobleskill, NY  12043

Age:  56

10

FAM Funds — Statement of Additional Information

INTERESTED

Position(s) Held      Principal

Number of

Other

TRUSTEES &

With Fund and

Occupation(s)

Portfolios in

Director-

OFFICERS

Length of Time

During Past

Fund Complex*   ships

Served

5 Years

Overseen

Held by

By Trustee

Trustee

Thomas O. Putnam***      President

Chairman,

2

None

384 North Grand St.

Since 1986;

Fenimore Asset Management

Cobleskill, NY 12043

Chairman from

Age:  66

1986-

November 2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.

Treasurer since

Fenimore Asset Management

Cobleskill, NY  12043

2000

Age:  57

  Charles Richter, Esq.

Chief Compli-

March 2005 to Present,

N/A

N/A

384 North Grand St.

ance Officer and     Chief Compliance Officer,

Cobleskill, NY 12043

Anti-Money

Fenimore Asset Manage-

Age:  54

Laundering

ment Trust.  November 2004

Compliance

to Present, Chief Compli-

Officer since

ance Officer, Fenimore Asset

2005

Management, Inc., Fenimore

Securities, Inc.

*

“Fund Complex” includes the two series of the Trust, FAM Value Fund and FAM Equity Income

Fund.

**

The “Independent Trustees” are those Trustees that are not considered “interested persons” of the

Trust, as that term is defined in the 1940 Act.

***      Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment adviser, is considered an “interested person” of the Trust.

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee,

and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Inde-

pendent Trustees, is composed of Messrs. Keller, Lager, Pogue, McCormack, McCoy and Ms. Weidlich. The

Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit proce-

dures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent regis-

tered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the year ended December 31, 2010, the

Audit Committee met twice.

11

FAM Funds — Statement of Additional Information

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messrs.

Keller, Lager, Pogue, McCormack, McCoy and Ms. Weidlich.  The Nominating and Corporate Governance

Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s invest-

ment manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recom-

mends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance proce-

dures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders. The Nominating and Corporate Gover-

nance Committee met twice during 2010.

The Valuation Committee is composed of the Independent Trustees, Messrs. Keller, Lager, Pogue, McCor-

mack, McCoy and Ms. Weidlich.  The purpose of the Valuation Committee is to oversee the implementation of the Trust’s valuation procedures and to make fair value determinations on behalf of the Board as specified in the Trust’s valuation procedures.  The Valuation Committee meets on an as-needed basis to consider valu-

ation matters submitted for their review.  For the year ended December 31, 2010, the Valuation Committee was not required to hold any meetings.

For the fiscal year ended December 31, 2010, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:

Aggregate Dollar Range

of Equity Securities in All

Dollar Range of

Funds Overseen by Trustee

Name of Trustee

Fund Name

Equity Securities in      in Family of Investment

the Fund

Companies

INDEPENDENT

TRUSTEES

Fred “Chico” Lager      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

C. Richard Pogue

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

John J. McCormack     FAM Value Fund

$10,001-50,000

$50,001-100,000

FAM Equity-Income Fund    $10,001-50,000

  Barbara V. Weidlich     FAM Value Fund

$10,001–50,000

$50,001–100,000

FAM Equity-Income Fund    $10,001–50,000

  Kevin J. McCoy

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

  Paul Keller

FAM Value Fund

$50,001–100,000

Over $100,000

FAM Equity-Income Fund    $50,001–100,000

INTERESTED

TRUSTEES

Thomas O. Putnam      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding.

12

FAM Funds — Statement of Additional Information

Trustees of the Funds not employed by Fenimore receive from the Funds a fee of $1,350 for each Board of

Trustees meeting, $12,000 annual retainer, $500 for each committee meeting, an additional fee of $1,500 for attending offsite Board of Trustee meetings, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.  The Independent Chairman is entitled to receive up to an additional $10,000 annual retainer.  The Chairman of the Audit Committee receives an additional $1,500 annual retainer.  The

$12,000 annual retainer is distributed exclusively in shares of the Funds. Trustees who are employees of

Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2010, the Trustees received the following compensation from the

Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Funds’ investment advisor:

Aggregate

Total Compensation from

Compensation from

Registrant and Fund

the Funds Accrued as

Est. Annual

Complex (2 Funds) Paid

Part of Fund

Pension or

Benefits upon

to Trustees

Name of Trustee

Expenses

Retirement Benefits

Retirement

Thomas O. Putnam

$0

$0

$0

$0

  Paul Keller*

$9,775

$0

$0

$9,775

Fred “Chico” Lager

$18,225

$0

$0

$18,225

John J. McCormack      $23,225

$0

$0

$23,225

  Kevin J. McCoy

$19,725

$0

$0

$19,725

C. Richard Pogue

$18,225

$0

$0

$18,225

  Barbara V. Weidlich      $17,100

$0

$0

$17,100

*Mr. Keller became a Trustee on August 10, 2010.

Board Oversight of Risk Management.  The Funds are subject to various risks including, among others,

investment, financial, compliance, valuation and operational risks.  Day-to-day risk management functions are included within the responsibilities of the Adviser and other service providers who carry out the Funds’

investment management and business affairs.  The Adviser and other service providers each have their own,

independent interest in risk management, and their policies and procedures for carrying out risk manage-

ment functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee.  Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Adviser, the Funds’ Chief

Compliance Officer (“CCO”) and from legal counsel.  The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust.  In this role, the CCO reports directly to the Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Funds’ compliance policies and procedures and applicable regulatory re-

quirements. The CCO also regularly provides the Board with updates on the application of the Funds’ com-

pliance policies and procedures and how these procedures are designed to mitigate risk.  In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.

The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

13

FAM Funds — Statement of Additional Information

PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor.  Fenimore has adopted Proxy Voting Policies and procedures (“Proxy

Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients.  The Board of Trustees of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, bylaws or operations of a com-

pany), Fenimore will generally vote in the manner recommended by management.  Non-routine proposals

(such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis.  An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted.  With respect to all non-routine propos-

als and shareholder proposals, if a decision is made to consider voting in a manner other than that recom-

mended by management, the analyst/portfolio manager will make a recommendation to a committee com-

prised of all investment analysts and portfolio managers (the “Proxy Voting Committee”) as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) dis-

close such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii)  vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve-

month period ended June 30th is filed with the SEC on Form N-PX.  This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds’ website at http://www.famfunds.com, and (3) on the SEC’s website at

http://www.sec.gov.

14

FAM Funds — Statement of Additional Information

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of April 12, 2010, the following entities owned beneficially or of record, for their own account or the ac-

counts of their customers, more than 5% of the outstanding Investor Class shares of the Funds, as indicated:

NAME AND ADDRESS OF

NAME OF FUND

BENEFICIAL OWNER*

PERCENT OF CLASS

  FAM Value Fund

National Financial Services Corp.

13.33%

200 Liberty Street 5th Floor

New York, NY  10281

Charles Schwab & Co., Inc.

FBO Schwab Customers

10.43%

101 Montgomery Street

San Francisco, CA  94104

NAME AND ADDRESS OF

NAME OF FUND

BENEFICIAL OWNER*

PERCENT OF CLASS

  FAM Equity-Income Fund

Thomas & Patricia Putnam

11.47%

c/o Fenimore Asset Management

384 N Grand Street/PO Box 310

Cobleskill, NY  12043

Fenimore Asset Management

8.55%

384 N Grand Street/PO Box 310

Cobleskill, NY  12043

National Financial Services Corp.

7.93%

200 Liberty Street 5th Floor

New York, NY  10281

Charles Schwab & Co., Inc.

6.24%

FBO Schwab Customers

101 Montgomery Street

San Francisco, CA  94104

*A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

15

FAM Funds — Statement of Additional Information

PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the “Distributor”) serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384

North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas O. Putnam is the majority shareholder of Fenimore Asset Manage-

ment, Inc. and the sole shareholder of Fenimore Securities, Inc.

OTHER SERVICE PROVIDERS

CUSTODIAN.  U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the

Funds.

SHAREHOLDER SERVICES AGENT, FUND ACCOUNTING AGENT AND FUND ADMINISTRATIVE

AGENT; TRANSFER AGENT.  FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New

York 12043, an affiliate of the Advisor, serves as shareholder services agent, fund accounting agent and fund administrator for the Funds.  The Trust is registered as a transfer agent with the U.S. Securities and Ex-

change Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  BBD LLP, 1835 Market Street 26th

Floor, Philadelphia, PA  19103, serves as the Funds’ independent registered public accounting firm.

FUND COUNSEL.  Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

INFORMATION ABOUT THE TRUST

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986.  The

Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of ben-

eficial interest in the Trust and to divide the interests in the Trust into one or more series of shares.  TheTrust currently consists of the two series of shares and each series of shares consists of two separate classes, the

Investor Class Shares and the Advisor Class Shares.  The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

BROKERAGE ALLOCATIONS

It is Fenimore’s policy to allocate brokerage business to the best advantage and benefit of a Fund’s share-

holders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Feni-

more and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2010, 2009,

and 2008, respectively, aggregate commissions paid totaled $140,787, $98,700, and $234,997 for FAM

Value Fund. With respect to FAM Equity-Income, for the fiscal years ending December 31, 2010, 2009, and

2008, respectively, the aggregate commissions paid totaled $42,803, $30,372, and $51,753. No commissions were paid by either Fund to any affiliated parties.

16

FAM Funds — Statement of Additional Information

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund’s assets daily,

less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange (“NYSE”), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President’s

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trust-

ees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years

(up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

17

FAM Funds — Statement of Additional Information

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the

Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period,

according to the following formula:

Yield = 2[(a-b+1)6-1]

--

cd

Where:

a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d = maximum offering price per Share on the last day of the period.

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the

Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average, or other un-

managed indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies,

publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Con-

sumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the

Funds during the particular time period on which the calculation is based.  Performance information should be considered in light of each Fund’s investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a repre-

sentation of what may be achieved in the future.

18

FAM Funds — Statement of Additional Information

FINANCIAL STATEMENTS

The Financial Statements of the Investor Class shares of each Fund are included in the 2010 Annual Report to Shareholders and are incorporated by reference into this Statement of Additional Information. Copies of the Financial Statements may be obtained upon request and without charge from the Funds at the address and telephone provided on the cover of this Statement of Additional Information.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the pur-

chase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling au-

thorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accord-

ingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items,

U.S. Government securities, the securities of other regulated investment companies and other securities,

with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than

25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Govern-

ment securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable in-

come (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October

31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not dis-

tributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

19

FAM Funds — Statement of Additional Information

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in Oc-

tober, November or December of that year with a record date in such a month and paid by the Fund dur-

ing January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be pur-

chased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security,

the excess of the stated redemption price over the purchase price is “market discount”. The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the

Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the “accrued market discount.”

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eli-

gible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on income from certain qualifying dividends on certain corporate stock.  A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  These rate reductions do not apply to corporate share-

holders.  The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2012.

Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  A shareholder will also have to satisfy a more than 60 day hold-

ing period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the

20

FAM Funds — Statement of Additional Information

benefit of the lower tax rate.  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate appli-

cable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a

Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-

term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals,

estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an indi-

vidual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital as-

sets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares dis-

posed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning

30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

FOREIGN SHAREHOLDERS

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder.  If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will be subject to U.S.

withholding tax of 30% (or lower treaty rate, if applicable).  If the income is effectively connected, then the foreign shareholder will generally be taxed as a U.S. person would be.  Foreign corporate shareholders who

have effectively connected income may be subject to a branch profits tax.    Foreign shareholders may also

be subject to U.S. federal estate tax on the value of their shares.  Foreign shareholders are urged to consult their own tax advisers regarding the tax consequences applicable to them.

Effective January 1, 2013, each Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-

owned foreign investment accounts.  Shareholders may be requested to provide additional information to the

Funds in order to enable the Funds to determine whether withholding is required.

21

FAM Funds — Statement of Additional Information

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of each

Fund’s portfolio securities.  On a quarterly basis, the Funds disclose on the Trust’s website, www.famfunds.

com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown).  The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available.  A complete list of the Funds’ portfolio hold-

ings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and

N-Q.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administra-

tor, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose.  These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical

Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written con-

fidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ Adviser, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the

Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding infor-

mation for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compli-

ance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of Trustees.

22

STATEMENT OF ADDITIONAL INFORMATION

for

FAM VALUE FUND

FFCVX

FAM EQUITY-INCOME FUND

FFCEX

ADVISOR CLASS SHARES

Dated:  May 1, 2011

_______________________________________

384 North Grand Street, P.O. Box 399, Cobleskill, NY 12043

Telephone Number (800) 932-3271

www.famfunds.com

FENIMORE ASSET MANAGEMENT TRUST

The FAM FUNDS currently offer two diversified open-end mutual funds, FAM Value Fund and FAM Equity-Income

Fund (the “Funds”).  Each of the Funds is a separate investment series of Fenimore Asset Management Trust (the

“Trust”), which is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

This Statement of Additional Information is not a Prospectus but rather should be read in conjunction with the

Prospectus for the Advisor Class shares of the Funds dated the same date.  A copy may be obtained without charge from the Funds by calling or writing the address and telephone number noted above.  The financial statements for the

Funds are incorporated by reference into this Statement of Additional Information in their entirety.

FAM Funds — Statement of Additional Information

Disclosure of Fund Portfolio Holdings…………………………………………………….23

Investment Advisor:

Fenimore Asset Management, Inc.

384 North Grand Street

Cobleskill, NY   12043

2

FAM Funds — Statement of Additional Information

INVESTMENT OBJECTIVE AND POLICIES

The Trust offers two mutual funds with distinct investment objectives. FAM Value Fund has an investment objective to maximize long term total return on capital. FAM Equity-Income Fund has an investment objective of providing current income as well as long term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing equity securities. Normally investments will be concentrated in common stocks unless the stock market environment has risen to a point where the advisor to the Funds, Fenimore Asset Management, Inc., (“Feni-

more” or “FAM”), can no longer find securities that have been determined by Fenimore to be undervalued. During such periods, investments will be made in fixed-income investments until such time as more attractive common stocks can be found for purchase.

It is the opinion of FAM that the objectives of the Funds are achievable when common stocks can be purchased near to, or at, a discount from their true business worth. Specifically, FAM seeks to invest assets in companies that may have some or all of the following characteristics: (a) low price-to-earnings multiples relative to the market as a whole,

based upon current and/or potential future earnings of the company; (b) high total returns on capital and with low debt structures; and (c) sell at a market price per share that is near or at a discount to the per share book value -- an accounting measure of economic worth. Although the objective is to select stocks with these characteristics, FAM is aware that it is unrealistic to assume that each selection will have all or even several of the above characteristics.

FAM believes that the success of a stock that has some of the above characteristics is dependent upon and invari-

ably a reflection of the quality of management. Therefore, FAM spends time in an attempt to assess management’s ability prior to making a commitment with Fund assets. The assessment may include an analysis of historical finan-

cial achievements of the company, direct discussions with management by telephone or in person, visitations to the company, conversations with security analysts who actively follow the company for investment brokerage firms, and discussions with competitors, suppliers, and customers of the company. While FAM feels this assessment technique to be clearly instrumental to the success of the investment, it should be recognized that judgments made by FAM are purely subjective in nature. Therefore, there can be no assurance that FAM will be successful in achieving its invest-

ment objectives for the Funds.

It is FAM’s belief that the objectives of the Funds can only be achieved consistently over a long investment horizon.

Typically, this will mean that a stock may be held for a three-to-five year period or longer if FAM, by its own determi-

nation, feels that the recognition of true business worth has not yet been attained in the stock’s current market quota-

tion. Thus, the Funds serve little purpose for investors who wish to take advantage of short-term fluctuations in net asset values per share.

From time to time, FAM may also choose to invest some or all of the Funds’ assets in fixed-income investments of the types more fully described in the Funds’ Prospectus dated this same date. Such investments will be purchased and held during periods when FAM is unable to find stocks that it believes have return expectations commensurate with the risks that must be assumed by their continued retention.

FAM recognizes that while the Funds remain small in size, FAM may have greater flexibility in achieving its objec-

tives. However, as the Funds grow in size, it may become more difficult for FAM to find securities to invest in that meet the objectives of the Funds. This may also occur during periods when the stock market in general has been rising for a long period of time. Therefore, FAM reserves unto itself the right to limit the asset size of the Funds by discon-

tinuing sales of their shares at any time. The Board of Trustees of the Funds may suspend sales whenever, in its collec-

tive wisdom, it believes it necessary in order for the Funds to continue to adhere to their stated objectives, or that for other reasons it would be in the best interests of Fund shareholders to do so. While sales are suspended, existing share-

holder accounts will be able to continue to reinvest their dividends and will be able to continue to redeem their shares.

It should be clear to investors in FAM Funds that FAM believes income is an important factor in achieving its objec-

tives. Fenimore is aware that annual distributions of capital gains and dividend/interest income earned on shares may

3

FAM Funds — Statement of Additional Information

result in a shareholder paying additional federal, state and/or local income taxes. (See “Certain Federal Income Tax

Considerations”). Tax deferred portfolios, like IRA and pension monies, are ideally suited for investment in shares of

FAM Funds for these reasons.

ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS

Although each Fund will primarily invest in equity securities, subject to the investment policies and restrictions as de-

scribed in the Prospectus and in this Statement of Additional Information, each Fund may invest to a limited extent in any of the following securities or pursue any of the following investment strategies which are not part of either Fund’s principal investment strategies.

DERIVATIVES

The Funds may use futures, options or other forms of derivatives. To the extent a Fund invests in these derivative instruments, the Fund will be subject to certain risks. These risks include possible default by the other party to the transaction, illiquidity, and to the extent the Funds’ view as to certain market movements is incorrect, the risk that the use of such transactions could result in losses greater than if they had not been used. The use of options may result in losses to a Fund, force the sale or purchase of securities at inopportune times or for prices other than current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The ability of each Fund to engage in futures contracts and options on futures will be subject to applicable rules of the Commodity Futures Trading Commission (“CFTC”).

BORROWING

Each Fund may borrow from banks for temporary or emergency purposes. The 1940 Act permits a Fund to borrow up to an amount that has 300% asset coverage, which effectively permits a Fund to borrow up to one-third of its assets measured after the borrowing, plus an additional 5% for temporary purposes. To the extent the Funds choose to bor-

row, the volatility of the Funds’ net asset value may increase. Additionally, money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

SECURITIES OF OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  To the extent that the Funds do invest in the shares of other investment compa-

nies, they will incur additional expenses due to the duplication of fees and expenses as a result of investing in other investment vehicles.

SHORT-SALE TRANSACTIONS

The Funds may engage in short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collat-

eral for its obligation to deliver the security upon conclusion of the sale. Generally, consistent with the 1940 Act, the

Funds would be permitted only to engage in short-sale transactions “against the box,” in which case a Fund owns or has the right to obtain securities identical to those sold short. A Fund may incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

LOANS OF PORTFOLIO SECURITIES

The Funds are permitted to engage in securities lending to the extent permitted by SEC policy. Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transac-

tions, additional income gains or losses may be realized. The SEC currently permits loans of a mutual fund’s securities up to one-third of its assets, including any collateral received from the loan, provided that loans are 100% collateral-

ized by cash or cash equivalents on a marked to market basis. The principal risk in lending securities is the possibility that invested collateral will decline in value, or, as with other extensions of credit, a borrower may fail to honor its obligations, causing a loss for a Fund.

4

FAM Funds — Statement of Additional Information

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN ISSUERS

The Funds may make investments in the shares of issuers that have relatively short operating histories (typically, less than three years), which may involve certain risks. Such companies may not have experience in operating through prolonged periods of economic difficulty and, as a result, the price of their shares may be more volatile than the shares of companies that have longer operating histories.

The Funds may also invest in the shares of issuers that do not have quoted markets. Such issuers generally do not have financial and similar information about them readily available to the same extent that issuers having quoted markets have available to investors. Such a lack of financial and related data may cause such issuer’s shares to experience greater market volatility.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed or amended unless approved by the vote of a majority of its outstanding shares in accordance with requirements under the Investment Company Act of

1940. Accordingly, no FAM Fund will:

(A)

Invest in the purchase and sale of real estate.

(B)

Invest in commodities or commodity contracts, except options, futures contracts and options on futures contracts.

(C)

Borrow money, except in an amount not to exceed 33 1/3% of the value of the Fund’s total assets.

(D)

Own more than 10% of the outstanding voting securities of any one issuer or company, nor will it, with at least 75% of its total assets, invest more than 5% of its assets in any single issue, valued at the time of pur-

chase. This restriction shall not be applicable for investments in U.S. government or agency securities.

(E)

Invest  more  than  25%  of  its  assets  valued  at  the  time  of  purchase  in  any  one  industry  or  similar  groups  of industries, except U.S. government securities.

(F)

Maintain  margin  accounts,  will  not  purchase  its  investments  on  credit  or  margin,  and  will  not  leverage  its investments, except for normal transaction obligations during settlement periods.

(G)

Underwrite  or  deal  in  offerings  of  securities  of  other  issuers  as  a  sponsor  or  underwriter  in  any  way.  (Note:

The Trust may be deemed an underwriter of securities when it serves as distributor of its own shares for sale to or purchase from its shareholders.)

(H)

Make loans to others, except that each Fund may lend portfolio securities so long as no such loan is made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.  For these purposes the purchase of publicly distributed indebtedness is excluded and not considered making a loan.

(I)

Issue  senior  securities,  except  to  the  extent  permitted  by  the  Investment  Company Act  of  1940,  by  SEC  ex-

emptive order, or by the Commission.

HISTORY AND BACKGROUND OF INVESTMENT ADVISOR

The investment advisor to the Funds is Fenimore Asset Management, Inc.  The company is a New York cor-

poration registered under the Investment Advisers Act of 1940 with the Securities and Exchange Commis-

sion.  Fenimore is majority owned by Mr. Thomas O. Putnam, its principal officer, who is also the principal

5

FAM Funds — Statement of Additional Information

officer and a Trustee of the Funds.  Fenimore was incorporated November 20, 1974, and has abeen continu-

ously offering investment advisory services since the date of its formation under the direction and control of Mr. Putnam. The principal activity of Fenimore since 1974 has been to provide investment advisory and consulting services under contract to individuals, pension, profit-sharing, IRA and Keogh retirement plans,

corporations, and non-profit organizations generally located in the service area that includes the continen-

tal U.S.  Mr. Putnam has been employed or active as an investment advisor since 1974, managing invest-

ment accounts for clients. He has held responsibilities as President and Director of Fenimore’s investment management and research activities. Mr. Putnam completed his undergraduate studies at the University of Rochester, Rochester, NY, from which he earned a Bachelor of Arts Degree in Economics in 1966. He completed graduate work at Tulane University, New Orleans, Louisiana, from which he received an MBA in

1968. John Fox, CFA, co-manager of FAM Value Fund, is employed by Fenimore as Investment Research

Analyst. He has been actively involved in investment and portfolio management and research activities since 1996. Paul C. Hogan, CFA, co-manager of FAM Equity-Income Fund, is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991.

Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients. Since 1974, Fenimore, under the control and supervision of Mr. Putnam, has utilized a value investment approach for each client and/or each account. In the opinion of Fenimore, the objectives of FAM Funds can only be met if companies can be purchased at a significant discount from what Fenimore views as their true business worth. In this regard a company is researched almost as if the entire company could be purchased at current stock market prices. Although it will never be the intention of FAM to pur-

chase controlling interests in any such company, it is  Fenimore’s belief that this fundamental valuation approach removes emotionality from the investment decision-making process and minimizes the long term risk of the investment. Fundamental to this approach is the seeking of securities of companies that have:

(1) demonstrated records of above-average growth of sales and earnings over the past 5 to 10 year span and are selling at a price which Fenimore believes is at a discount from the true business worth of the company;

(2) become severely depressed in the market because of adverse publicity and are, thus, selling at a deep discount to the perceived future potential value of the company; (3) the capability of achieving accelerated growth of earnings and the current price understates this potential. Future values may be 100% or more of the current price of the stock and recognition of these values may take two to five years or longer to be real-

ized in the stock market.

Fenimore will not invest assets of any other managed account in shares of the Funds except as directed in writing by a person unaffiliated to the Funds or to Fenimore, having authority to make such direction. Feni-

more, as investment advisor to the Funds, renders such services under contract that provides for payment to

Fenimore of a fee, calculated daily and paid monthly, at the rate of 1% per annum of each Funds net as-

sets, which rate is consistent with that being charged by Fenimore to manage its other client accounts. This contract is subject to the approval annually by the Funds’ Board of Trustees and is terminable upon 30 days written notice, one party to the other.

With respect to FAM Value Fund, the total investment advisory fees paid by FAM Value Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2010

DECEMBER 31, 2009

DECEMBER 31, 2008

$6,853,500

$5,965,289

$7,280,198

6

FAM Funds — Statement of Additional Information

With respect to FAM Equity-Income Fund, the total investment advisory fees paid by FAM Equity-Income

Fund to Fenimore during each of the last three fiscal years is as follows:

FISCAL YEAR ENDED

FISCAL YEAR ENDED

FISCAL YEAR ENDED

DECEMBER 31, 2010

DECEMBER 31, 2009

DECEMBER 31, 2008

$813,495

$700,249

$939,612

Each Fund is responsible for the costs of its own operation which include the fees of independent accoun-

 tants, chief compliance officer, brokerage fees, routine administrative expenses, fund accounting expenses and shareholder administrative services expenses.  Expenses of “Interested Trustees” shall always remain the responsibility of the investment advisor.  All employees of the investment advisor who perform duties for the Funds shall remain employees of the investment advisor, who shall bear all employment costs of such staff. If Fenimore ceases to operate for any reason or assigns the contract, such contract is automati-

cally terminated.

 Thomas O. Putnam and Paul C. Hogan are co-managers of the FAM Equity-Income Fund.  Thomas O. Put-

 nam and John D. Fox are co-managers of the FAM Value Fund.   The following table lists the number and

types of other accounts managed by each individual and assets under management in those accounts as of

December 31, 2010:

Other

Registered

Other Pooled

Investment

Assets

Investment

Assets

Assets

Total Assets

Portfolio

Company

managed

Vehicle

Managed

Other

Managed

Managed*

Manager

Accounts

($ millions)

Accounts

($ millions)

Accounts

($ millions)

($ millions)

Thomas O.

None

$0

1

$10.7

0

$0

$10.7

Putnam

Paul C. Hogan     None

$0

1

$10.7

0

$0

$10.7

John D. Fox

None

$0

1

$10.7

1

$.7

$11.4

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective man-

ager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at the Adviser may manage accounts for multiple clients.

While the managers do not manage other registered investment companies, they do manage separate ac-

counts (i.e., accounts managed on behalf of individuals for public or private institutions).  Portfolio man-

agers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

 The management of multiple accounts may result in a portfolio manager devoting unequal time and atten-

tion to the management of each account.  Although the Adviser does not track the time a portfolio manager spends on a single portfolio, it does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible.  The Adviser seeks to man-

age competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a par-

ticular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager will vary.

7

FAM Funds — Statement of Additional Information

Because a portfolio manager’s compensation may be affected by revenues earned by the Adviser, the incen-

tives associated with any given account may be higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggre-

gating and/or allocating aggregated trades.  The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be al-

located to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  The Adviser monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm.  Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the portfolio manager for the given time period.  The portfolio managers’ com-

pensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2010 is as follows:

Dollar Range of Equity Securities Beneficially Owned

Portfolio Manager

FAM Equity-Income Fund

FAM Value Fund

Thomas O. Putnam

Over $1,000,000

Over $1,000,000

Paul C. Hogan

$100,001 - $500,000

$100,001 - $500,000

John D. Fox

$100,001 - $500,000

$100,001 - $500,000

BOARD OF TRUSTEES AND OFFICERS

Overall responsibility for management of the Funds rests with the Board of Trustees, which is elected by the shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise the day-to-day operations of the Funds. The Trustees and officers serve for an indefinite period of time. During the fiscal year ended December 31, 2010, the Board met five times.

Board Leadership Structure.  Mr. John McCormack, who is an Independent Trustee, serves as the Chair-

man of the Board and, in this role, oversees the functioning of the Board’s activities and acts as a liaison between the Board, management and legal counsel to the Funds.  The Chairman may perform such other functions as may be requested by the Board from time to time.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust and By-Laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board.  The Board has designated a number of stand-

ing committees, as further discussed below, each of which has a Chairman.  The Board may also designate working groups or ad hoc committees as it deems appropriate, from time to time.

The Board regularly reviews this leadership structure and believes it to be appropriate because it allows the

Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibilities among committees of Trustees and the full Board in a manner that enhances effective oversight.

8

FAM Funds — Statement of Additional Information

Trustee Qualifications.  There are no specific required qualifications for Board membership.  The Board believes that the different perspectives, viewpoints, professional experience, education and individual at-

tributes of each Trustee represent a diversity of experiences and skills.  In addition to the table below, the following is a brief discussion of the specific experience, qualifications, attributes and skills that led to the conclusion that each person identified below is qualified to serve as a Trustee.

Fred “Chico” Lager – As the former President and Chief Executive Officer of a publicly traded company,

Mr. Lager has extensive experience and background in corporate and financial matters and has been des-

ignated as one of the Board’s three financial experts on its Audit Committee.  He also has experience as a director of several public and privately held companies.  In addition, Mr. Lager also has had long-standing service as a member of the Board of Trustees.

C. Richard Pogue – As a former executive with the Investment Company Institute, the trade association for the investment company industry, Mr. Pogue has extensive experience and background dealing with invest-

ment companies and their operations.  In addition, he also has had long-standing service as a member of the

Board of Trustees.

John McCormack – As a former executive with a large financial services, retirement planning and insur-

ance organization for which he oversaw the development and operation of a family of mutual funds, Mr.

McCormack has extensive experience and background with the management and operation of mutual funds and their service providers.  In addition, he also has had long-standing service as a member of the Board of

Trustees.

Barbara Weidlich – As the former president of the National Investment Company Service Association

(“NICSA”), the trade association serving the operations sector of the mutual fund industry, and a former ex-

ecutive with a fund services company, Ms. Weidlich has extensive experience and background dealing with the management and operation of investment companies and their service providers.  In addition, she also has had long-standing service as a member of the Board of Trustees.

Kevin J. McCoy – As a certified public accountant with over 35 years of experience in the industry, Mr. Mc-

Coy has extensive experience and background in the auditing of operating companies and in business and financial matters.  Mr. McCoy  has also been designated as one of the Board’s three financial experts on its

Audit Committee, of which he is the Chairman.

Paul Keller - As a certified public accountant and former PricewaterhouseCoopers LLP assurance partner with over 30 years of experience in the mutual fund industry, Mr. Keller has extensive experience as an au-

ditor and business advisor to mutual funds and related service companies, as well as, other financial services companies.  Mr. Keller has also been designated as one of the Board’s three financial experts on its Audit

Committee.

Thomas O. Putnam – Through his positions as founder, director, Chairman and portfolio manager with

Fenimore Asset Management, Inc., the investment adviser to the Funds Mr. Putnam has extensive experi-

ence and background in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board.  He also has had long-standing service as a Trustee of the Board.

9

FAM Funds — Statement of Additional Information

The names of Trustees and officers of the Funds, and their respective duties and affiliations are as follows:

Position(s)

Principal

Number of

Other

Name,

Held

Occupation(s)

Portfolios in

Director-

Address, and

With Fund and     During Past

Fund Complex*      ships

Age

Length of Time    5 Years

Overseen

Held by

Served

By Trustee

Trustee

INDEPENDENT

TRUSTEES**

Fred “Chico” Lager

Trustee since

Business Consultant;

2

None

384 North Grand St.

1996

Retired President & CEO of

Cobleskill, NY 12043

Ben & Jerry’s Homemade, Inc.

Age:  55

C. Richard Pogue

Trustee since

Retired Executive Vice President,    2

None

384 North Grand St.

2000

Investment Company Institute

Cobleskill, NY 12043

Age:  73

John McCormack

Trustee since

Retired Group President,

2

None

384 North Grand St.

2004

TIAA-Cref Enterprises

Cobleskill, NY 12043

Age:  65

Barbara Weidlich

Trustee since

Retired President, National In-

2

None

384 North Grand St.

2004

vestment Company Service

Cobleskill, NY 12043

Association; Managing Director-

Age:  65

DEXIA BIL Fund Services,

Dublin, Ireland

  Kevin J. McCoy, CPA    Trustee since

Principal, Marvin and Company,     2

None

384 North Grand St

March 2007

P.C., certified public accounting

Cobleskill, NY  12043

firm

Age:   57

  Paul Keller, CPA

Trustee since

Retired Partner,

2

None

384 North Grand St

August 2010

PricewaterhouseCoopers, LLP

Cobleskill, NY  12043

Age:  56

10

FAM Funds — Statement of Additional Information

INTERESTED TRUST-    Position(s) Held      Principal

Number of

Other

EES &

With Fund and

Occupation(s)

Portfolios in

Direc-

OFFICERS

Length of Time

During Past

Fund Com-

torships

Served

5 Years

plex* Over-

Held by

seen

Trustee

By Trustee

Thomas O. Putnam***      President

Chairman,

2

None

384 North Grand St.

Since 1986;

Fenimore Asset Management

Cobleskill, NY 12043

Chairman from

Age:  66

1986-

November 2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.

Treasurer since

Fenimore Asset Management

Cobleskill, NY  12043

2000

Age:  57

  Charles Richter, Esq.

Chief Compli-

March 2005 to Present, Chief

N/A

N/A

384 North Grand St.

ance Officer and     Compliance Officer, Fenimore

Cobleskill, NY 12043

Anti-Money

Asset Management Trust.  No-

Age:  54

Laundering

vember 2004 to Present, Chief

Compliance

Compliance Officer, Fenimore

Officer since

Asset Management, Inc., Feni-

2005

more Securities, Inc.

*

“Fund Complex” includes the two series of the Trust, FAM Value Fund and FAM Equity Income

Fund.

**

The “Independent Trustees” are those Trustees that are not considered “interested persons” of the

Trust, as that term is defined in the 1940 Act.

***      Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment adviser, is considered an “interested person” of the Trust.

The Trustees have established an Audit Committee, a Nominating and Corporate Governance Committee,

and a Valuation Committee. The Audit Committee, which is composed of at least three of the Trust’s Inde-

pendent Trustees, is composed of Messrs. Keller, Lager, Pogue, McCormack, McCoy and Ms. Weidlich. The

Audit Committee: (i) selects the Trust’s independent registered public accounting firm and recommends to the Board of Trustees the selection; (ii) annually reviews the scope of the proposed audit, the audit proce-

dures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent regis-

tered public accounting firm; (iv) reviews the annual financial statements of the Funds, and (v) reviews the adequacy and effectiveness of internal controls and procedures. For the year ended December 31, 2010, the

Audit Committee met twice.

11

FAM Funds — Statement of Additional Information

The Nominating and Corporate Governance Committee is composed of the Independent Trustees, Messrs.

Keller, Lager, Pogue, McCormack, McCoy and Ms. Weidlich.  The Nominating and Corporate Governance

Committee: (i) recommends nominees to the full Board for election to the Board of Trustees; (ii) evaluates each candidate’s qualifications for Board membership and his or her independence from the Trust’s invest-

ment manager and other principal service providers; (iii) periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) reviews Trustee compensation on an annual basis and recom-

mends any appropriate changes to the full Board; (v) oversees the Trust’s policies and procedures regarding compliance with corporate governance policies; and (vi) periodically reviews the Board governance proce-

dures of the Trust and recommends any appropriate changes. The Committee does not have a stated policy of considering nominees recommended by the Trust’s shareholders. The Nominating and Corporate Gover-

nance Committee met twice during 2010.

The Valuation Committee is composed of the Independent Trustees, Messrs. Keller, Lager, Pogue, McCor-

mack, McCoy and Ms. Weidlich.  The purpose of the Valuation Committee is to oversee the implementation of the Trust’s valuation procedures and to make fair value determinations on behalf of the Board as specified in the Trust’s valuation procedures.  The Valuation Committee meets on an as-needed basis to consider valu-

ation matters submitted for their review.  For the year ended December 31, 2010, the Valuation Committee was not required to hold any meetings.

For the fiscal year ended December 31, 2010, the dollar range of equity securities owned by each Trustee in each Fund and the Fund Complex is as follows:

Aggregate Dollar Range

of Equity Securities in All

Dollar Range of

Funds Overseen by Trustee

Name of Trustee

Fund Name

Equity Securities in      in Family of Investment

the Fund

Companies

INDEPENDENT

TRUSTEES

Fred “Chico” Lager      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

C. Richard Pogue

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

John J. McCormack     FAM Value Fund

$10,001 - 50,000

$50,001 - 100,000

FAM Equity-Income Fund    $10,001 - 50,000

  Barbara V. Weidlich     FAM Value Fund

$10,001 - 50,000

$50,001 - 100,000

FAM Equity-Income Fund    $10,001 - 50,000

  Kevin J. McCoy

FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

  Paul Keller

FAM Value Fund

$50,001 - 100,000

Over $100,000

FAM Equity-Income Fund    $50,001 - 100,000

INTERESTED

TRUSTEES

Thomas O. Putnam      FAM Value Fund

Over $100,000

Over $100,000

FAM Equity-Income Fund    Over $100,000

Officers and Trustees of the Funds own less than 1% of each Fund’s shares outstanding.

12

FAM Funds — Statement of Additional Information

Trustees of the Funds not employed by Fenimore receive from the Funds a fee of $1,250 for each Board of

Trustees meeting, $12,000 annual retainer, $500 for each committee meeting, an additional fee of $1,500 for attending offsite Board of Trustees meetings, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.  The Independent Chairman is entitled to receive up to an additional $10,000 annual retainer.  The Chairman of the Audit Committee receives an additional $1,500 annual retainer.  The

$12,000 annual retainer is distributed exclusively in shares of the Funds. Trustees who are employees of

Fenimore do not receive compensation from the Funds.

For the fiscal year ended December 31, 2010, the Trustees received the following compensation from the

Funds and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Funds’ investment advisor:

Aggregate

Total Compensation from

Compensation from

Registrant and Fund

the Funds Accrued as

Est. Annual

Complex (2 Funds) Paid

Part of Fund

Pension or

Benefits upon

to Trustees

Name of Trustee

Expenses

Retirement Benefits

Retirement

Thomas O. Putnam

$0

$0

$0

$0

  Paul Keller*

$9,775

$0

$0

$9,775

Fred “Chico” Lager

$18,225

$0

$0

$18.225

John J. McCormack      $23,225

$0

$0

$23,225

  Kevin J. McCoy

$19,725

$0

$0

$19,725

C. Richard Pogue

$18,225

$0

$0

$18,225

  Barbara V. Weidlich      $17,100

$0

$0

$17,100

*Mr. Keller became a Trustee on August 10, 2010.

Board Oversight of Risk Management.  The Funds are subject to various risks including, among others,

investment, financial, compliance, valuation and operational risks.  Day-to-day risk management functions are included within the responsibilities of the Adviser and other service providers who carry out the Funds’

investment management and business affairs.  The Adviser and other service providers each have their own,

independent interest in risk management, and their policies and procedures for carrying out risk manage-

ment functions will depend, in part, on their individual priorities, resources and controls.

The Board has not established a standing risk oversight committee.  Instead, in fulfilling its risk oversight responsibilities, the Board regularly solicits and/or receives reports from the Adviser, the Funds’ Chief

Compliance Officer (“CCO”) and from legal counsel.  The Board has designated the CCO to oversee the risk management processes, procedures and controls for the Trust.  In this role, the CCO reports directly to the Board’s Independent Trustees and provides quarterly reports to the Board, in addition to an annual report to the Board in accordance with the Funds’ compliance policies and procedures and applicable regulatory re-

quirements. The CCO also regularly provides the Board with updates on the application of the Funds’ com-

pliance policies and procedures and how these procedures are designed to mitigate risk.  In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider arrangements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.

The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role in response to various relevant factors.

13

FAM Funds — Statement of Additional Information

PROXY VOTING

The Trust has delegated the proxy voting decisions on securities held in the Trust’s portfolios to Fenimore in its capacity as investment advisor.  Fenimore has adopted Proxy Voting Policies and procedures (“Proxy

Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of the Trust’s shareholders, as determined by the investment advisor in good faith, subject to any restrictions or directions of the Trust. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisors Act of 1940, as well as the investment advisor’s fiduciary duties under federal and state law to act in the best interest of its clients.  The Board of Trustees of the Trust has approved the Proxy Voting Polices.

For routine proposals (such as those which do not change the structures, bylaws or operations of a com-

pany), Fenimore will generally vote in the manner recommended by management.  Non-routine proposals

(such as those affecting corporate governance, compensation and other corporate events) and shareholder proposals will generally be reviewed on a case by case basis.  An investment analyst/portfolio manager will review each such proposal and decide how the proxy will be voted.  With respect to all non-routine propos-

als and shareholder proposals, if a decision is made to consider voting in a manner other than that recom-

mended by management, the analyst/portfolio manager will make a recommendation to a committee com-

prised of all investment analysts and portfolio managers (the “Proxy Voting Committee”) as to how to vote the proxy and the Proxy Voting Committee will make the final determination as to how to vote the proxy in the best economic interests of the client.

If Fenimore determines that voting a particular proxy would create material conflict of interests between its interests or the interests of any affiliated parties and the interests of the Trust, Fenimore will either (i) dis-

close such conflict of interest to the Corporate Governance Committee of the Board of Trustees and obtain the consent of the committee before voting the proxy (ii)  vote such proxy based upon the recommendations of an independent third party such as a proxy voting service; or (iii) delegate the responsibility for voting the particular proxy to the Corporate Governance Committee of the Board of Trustees.

Information on how each of the Funds voted proxies relating to portfolio securities during each twelve-

month period ended June 30th is filed with the SEC on Form N-PX.  This proxy voting information for the Funds as presented on Form N-PX is available: (1) without charge, upon request by calling the Funds at 800-932-3271; (2) on the Funds’ website at http://www.famfunds.com, and (3) on the SEC’s website at

http://www.sec.gov.

14

FAM Funds — Statement of Additional Information

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of April 12, 2010, the following entities owned beneficially or of record, for their own account or the ac-

counts of their customers, more than 5% of the outstanding Advisor Class shares of the Funds, as indicated:

NAME AND ADDRESS OF

NAME OF FUND

BENEFICIAL OWNER*

PERCENT OF CLASS

  FAM Value Fund

Pershing*

80.65%

One Pershing Plaza

Jersey City, NJ  07339

National Financial Services Corp.

10.51%

200 Liberty Street 5th Floor

New York, NY  10281

NAME AND ADDRESS OF

NAME OF FUND

BENEFICIAL OWNER*

PERCENT OF CLASS

  FAM Equity-Income Fund

Pershing*

83.18%

One Pershing Plaza

Jersey City, NJ  07339

National Financial Services Corp.

13.31%

200 Liberty Street 5th Floor

New York, NY  10281

*A party holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted to shareholders for their consideration and approval.

PRINCIPAL UNDERWRITER

Fenimore Securities, Inc. (the “Distributor”) serves as distributor of the shares of each Fund. In this capacity it receives purchase orders and redemption requests relating to Fund shares. The Distributor is located at 384

North Grand Street, Cobleskill, New York 12043 and is an affiliate of Fenimore Asset Management, Inc., the investment adviser to the Funds. Thomas O. Putnam is the majority shareholder of Fenimore Asset Manage-

ment, Inc. and the sole shareholder of Fenimore Securities, Inc.

15

FAM Funds — Statement of Additional Information

SERVICE AND DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan for the Advisor Class shares of each Fund (the

“Plan”) pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to compensate the

Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Dis-

tributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as “Service Organizations”) for providing administration, distribution or shareholder service assistance with respect to the Advisor Class and Advisor Class shareholders. Payments to such Service Organizations may be made pursuant to agreements entered into with the Distributor. Distribution and servicing costs and expenses payable under the Plan may include: (1) printing and advertising expenses; (2) payments to employees or agents of the Distributor who engage in or support distribution of each Fund’s Advisor Class shares, including salary, commissions, travel and related expenses; (3) the costs of preparing, printing and distributing prospectuses and reports to prospective Advisor Class investors; (4) expenses of organizing and conducting sales seminars with respect to Advisor Class shares; (5) expenses related to selling and servic-

ing efforts, including processing new Advisor Class account applications, transmitting customer transaction information to the Funds’ shareholder servicing agent and answering questions of shareholders; (6) pay-

ments of fees to one or more broker-dealers (which may include the Distributor itself), financial institutions or other industry professionals, such as investment advisers, accountants and estate planning firms (sever-

ally, a “Service Organization”), based on the average daily value of each Fund’s Advisor Class shares owned by shareholders for whom the Service Organization is the dealer of record or holder of record, or owned by shareholders with whom the Service Organization has a servicing relationship; (7) costs and expenses in-

curred in implementing and operating the Plan; and (8) such other similar services as the Board of Trustees determines to be reasonably calculated to result in the sale of Advisor Class shares.

The Plan authorizes the Funds to make payments to the Distributor in amounts not to exceed, on an an-

nual basis 1.00% of the average daily net assets of the Advisor Class shares of each Fund. Of the 1.00%

each Fund is authorized to pay a Shareholder Service Fee of up to 0.25% of its average daily net assets. As required by Rule 12b-1, the Plan was initially approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial inter-

est in the operation of the Plan (“Independent Trustees”). The Plan may be terminated with respect to the

Advisor Class by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding

Shares of the Advisor Class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to the Advisor Class requires approval by a majority of the shareholders of that Class. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. All agree-

ments with any person relating to the implementation of the Plan may be terminated at any time on 60 days’

written notice without payment of any penalty, by vote of a majority of the Independent Trustees or, with respect to a Class, by vote of a majority of the outstanding Shares of that Class. The Plan will continue in effect with respect to the Advisor Class shares for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The

Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition,

with respect to the Advisor Class, the Trustees, in approving the Plan, determined that there is a reasonable likelihood that the Plan will benefit the Advisor Class Shareholders. The Board of Trustees believes that the

16

FAM Funds — Statement of Additional Information

Plan is in the best interests of the Advisor Class of the Funds since it encourages Fund growth.  For the fiscal year ended December 31, 2010, FAM Value Fund paid distribution fees of $43,745, all of which was paid by the Distributor to Service Organizations having servicing arrangements in place with the Funds and FAM

Equity-Income Fund paid distribution fees of $15,866, all of which was paid by the Distributor to Service

Organizations having servicing arrangements in place with the Funds.

OTHER SERVICE PROVIDERS

CUSTODIAN.  U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the

Funds.

SHAREHOLDER SERVICES AGENT, FUND ACCOUNTING AGENT AND FUND ADMINISTRATIVE

AGENT; TRANSFER AGENT.  FAM Shareholder Services, Inc., 384 North Grand Street, Cobleskill, New

York 12043, an affiliate of the Advisor, serves as shareholder services agent, fund accounting agent and fund administrator for the Funds.  The Trust is registered as a transfer agent with the U.S. Securities and Ex-

change Commission and acts as transfer agent for its own shares of beneficial interest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  BBD, LLP, 1835 Market Street, 26th

Floor, Philadelphia, PA  19103, serves as the Funds’ independent registered public accounting firm.

FUND COUNSEL.  Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

INFORMATION ABOUT THE TRUST

The Trust, which is organized as a Massachusetts business trust, was established on June 18, 1986.  The

Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of ben-

eficial interest in the Trust and to divide the interests in the Trust into one or more series of shares.  TheTrust currently consists of the two series of shares and each series of shares consists of two separate classes, the

Investor Class Shares and the Advisor Class Shares.  The Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts.

BROKERAGE ALLOCATIONS

It is Fenimore’s policy to allocate brokerage business to the best advantage and benefit of a Fund’s share-

holders. All securities transactions are made so as to obtain the most efficient execution at the lowest transaction cost. Nothing in this policy, however, is to be construed to prohibit Fenimore from allocating transactions to firms whose brokerage charges may include the cost of providing investment advisory or research or other legally permitted services which Fenimore deems to be necessary and/or valuable to the successful management of its assets. Each buy or sell order will be placed according to the type, size and kind of order involved and as each condition may demand, so as to attempt to secure the best result for Feni-

more and Fund shareholders, all factors considered. For the fiscal years ending December 31, 2010, 2009,

and 2008, respectively, aggregate commissions paid totaled $140,787, $98,700, and $234,997 for FAM

Value Fund. With respect to FAM Equity-Income, for the fiscal years ending December 31, 2010, 2009, and

2008, respectively, the aggregate commissions paid totaled $42,803, $30,372, and $51,753. No commissions were paid by either Fund to any affiliated parties.

17

FAM Funds — Statement of Additional Information

NET ASSET VALUE CALCULATION

The net asset value per share is computed by dividing the aggregate market value of a Fund’s assets daily,

less its liabilities, by the number of portfolio shares outstanding. Portfolio securities are valued and net asset value per share is determined as of the close of business on the New York Stock Exchange (“NYSE”), which currently is 4:00 p.m. (New York City time), on each day the New York Stock Exchange is open and on any other day in which there is a sufficient degree of trading in Fund portfolio securities that the current net asset value per share might be materially affected by changes in portfolio securities values. NYSE trading is closed weekends and holidays, which are listed as New Years Day, Martin Luther King, Jr. Day, President’s

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Portfolio securities listed on an organized exchange are valued on the basis of the last sale on the date the valuation is made. Securities that are not traded on that day, and for which market quotations are otherwise readily available, and over-the-counter securities for which market quotations are readily available, are valued on the basis of the bid price at the close of business on that date. Securities and other assets for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities may be valued on the basis of prices determined by procedures established by the Board of Trust-

ees if it is the belief of the Board of Trustees that such price determination more fairly reflects the fair value of such securities. Money market instruments are valued at amortized cost which approximates market value unless the Board of Trustees determines that such is not a fair value.

The sale of shares of the Funds will be suspended during periods when the determination of its net asset value is suspended pursuant to rules or orders of the Securities and Exchange Commission, or may be suspended by the Board of Trustees whenever in its sole judgment it believes it is in the best interest of shareholders to do so.

PERFORMANCE INFORMATION

The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors.

Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years

(up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of average annual total return after taxes on distributions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund) calculated pursuant to the following formula:

P(1 + T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = the average annual total return,

n = the number of years, and ATDV = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

18

FAM Funds — Statement of Additional Information

Quotations of average annual total return after taxes on distributions and redemptions for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the

Fund over periods of one, five and ten years (up to the life of the fund) calculated pursuant to the following formula:

P(1 + T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n= the number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on fund distributions and redemption.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of yield for a Fund will be computed by dividing the net investment income per share earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period,

according to the following formula:

Yield = 2[(a-b+1)6-1]

--

cd

Where:

a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursements).

c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

d = maximum offering price per Share on the last day of the period.

Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the

Russell 2000 Index, the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average, or other un-

managed indices so that investors may compare Fund results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets or tracked by other services, companies,

publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Con-

sumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for the Funds reflect only the performance of a hypothetical investment in the

Funds during the particular time period on which the calculation is based.  Performance information should be considered in light of each Fund’s investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a repre-

sentation of what may be achieved in the future.

19

FAM Funds — Statement of Additional Information

FINANCIAL STATEMENTS

The Financial Statements of the Advisor Class shares of each Fund are included in the 2010 Annual Report to Shareholders and are incorporated by reference into this Statement of Additional Information. Copies of the Financial Statements may be obtained upon request and without charge from the Funds at the address and telephone provided on the cover of this Statement of Additional Information.

CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the pur-

chase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling au-

thorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as state, local and foreign tax consequences.

TAX STATUS OF THE FUNDS

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accord-

ingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items,

U.S. Government securities, the securities of other regulated investment companies and other securities,

with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than

25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Govern-

ment securities and the securities of other regulated investment companies).

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable in-

come (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October

31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not dis-

tributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

20

FAM Funds — Statement of Additional Information

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in Oc-

tober, November or December of that year with a record date in such a month and paid by the Fund dur-

ing January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the regulated investment company distribution requirement. Some debt securities may be pur-

chased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any; this additional discount represents market discount for federal income tax purposes.

If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security,

the excess of the stated redemption price over the purchase price is “market discount”. The Fund may be required to include a portion of such market discount as ordinary income in each taxable year in which the

Fund owns an interest in the debt security and receives a principal payment on it. The Fund may be required to allocate the principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary income (not capital gain) to the extent of the “accrued market discount.”

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a shareholder, whether paid in cash or reinvested in Fund shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eli-

gible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

Current law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on income from certain qualifying dividends on certain corporate stock.  A shareholder will also have to satisfy a more than 60 day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.  These rate reductions do not apply to corporate share-

holders.  The lower tax rates on long-term capital gains and qualifying dividends are currently scheduled to expire after 2012.

Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.  A shareholder will also have to satisfy a more than 60 day hold-

ing period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the

21

FAM Funds — Statement of Additional Information

benefit of the lower tax rate.  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate appli-

cable to the taxpayer.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a

Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-

term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals,

estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an indi-

vidual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

DISPOSITIONS

Upon a redemption or sale of Fund shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital as-

sets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares dis-

posed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning

30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

FOREIGN SHAREHOLDERS

United States taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the foreign shareholder.  If the income is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, then distributions, other than distributions of capital gains, will be subject to U.S.

withholding tax of 30% (or lower treaty rate, if applicable).  If the income is effectively connected, then the foreign shareholder will generally be taxed as a U.S. person would be.  Foreign corporate shareholders who

have effectively connected income may be subject to a branch profits tax.    Foreign shareholders may also

be subject to U.S. federal estate tax on the value of their shares.  Foreign shareholders are urged to consult their own tax advisers regarding the tax consequences applicable to them.

Effective January 1, 2013, each Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-

22

FAM Funds — Statement of Additional Information

owned foreign investment accounts.  Shareholders may be requested to provide additional information to the

Funds in order to enable the Funds to determine whether withholding is required.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of each

Fund’s portfolio securities.  On a quarterly basis, the Funds disclose on the Trust’s website, www.famfunds.

com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s net asset value as of that date and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown).  The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter’s information is made publicly available.  A complete list of the Funds’ portfolio hold-

ings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and

N-Q.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administrator,

independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to certain enumerated exceptions that serve a legitimate business purpose.  These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-

party vendors, currently consisting of Morningstar Investment Services, Inc. and Lipper Analytical Services

that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written con-

fidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ Adviser, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Trust’s Independent Trustees or a majority of a board committee consisting solely of Independent Trustees approves such disclosure. Neither the Funds nor the

Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding infor-

mation for the receipt of compensation or benefit of any kind.

Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compli-

ance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds and will be reported to the Board at the Board’s next regularly scheduled meeting.

Any amendments to the Trust’s policies and procedures must be approved and adopted by the Trust’s Board of Trustees.

23

PART C

OTHER INFORMATION

ITEM 28.   EXHIBITS

(a)(1)    Declaration of Trust1

(b)

By-Laws1

(c)

Not Applicable

(d)(1)    Investment Advisory Agreement between Registrant and Fenimore Asset

Management, Inc. with respect to FAM Value Fund1

(2)

Investment Advisory Agreement between Registrant and Fenimore Asset

Management, Inc. with respect to FAM Equity-Income Fund1

(e)

Distribution Agreement1

(f)

Not Applicable

(g)

Custodian Agreement between Registrant and Firstar Bank, N.A.1

(h)(1)    Shareholder Services Agreement1

(2)

Fund Accounting and Administrative Services Agreement1

(i)

Not Applicable

(j)

Consent of BBD, LLP (filed herewith)

(k)

Not Applicable

(l)

Not Applicable

(m)(1)  Distribution and Service Plan1

(m)(2)  Dealer Agreement1

(n)

Rule 18f-3 Plan1

(p)

Codes of Ethics1

1 Filed previously and incorporated by reference herein.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH

REGISTRANT

Not Applicable.

ITEM 30.  INDEMNIFICATION

Reference is made to Article IV, Section 4.3, of the Registrant's Declaration of Trust.

Insofar   as   indemnification   for   liabilities   arising   under   the   Securities   Act   of   1933   may   be

permitted   to   trustees,   officers   and   controlling   persons   of   the   Registrant   by   the   Registrant

pursuant  to  the  Declaration  of  Trust  or  otherwise,  the  Registrant  is  aware  that  in  the  opinion  of the  Securities  and  Exchange  Commission,  such  indemnification  is  against  public  policy  as

expressed   in   the   Act   and,   therefore,   is   unenforceable.   In   the   event   that   a   claim   for

indemnification  against  such  liabilities  (other  than  the  payment  by  the  Registrant  of  expenses incurred  or  paid  by  trustees,  officers  or  controlling  persons  of  the  Registrant  in  connection  with the  successful  defense  of  any  act,  suit  or  proceeding)  is  asserted  by  such  trustees,  officers  or controlling  persons  in  connection  with  the  shares  being  registered,  the  Registrant  will,  unless  in the  opinion  of  its  counsel  the  matter  has  been  settled  by  controlling  precedent,  submit  to  a  court of  appropriate  jurisdiction  the  question  whether  such  indemnification  by  it  is  against  public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Fenimore  Asset  Management,  Inc.  serves  as  the  investment  adviser  for  the  Registrant.  The business and other connections of Fenimore Asset Management, Inc. are set forth in the Uniform

Application    for    Investment    Adviser    Registration    ("Form    ADV")    of    Fenimore    Asset

Management,   Inc.   (801-10429)   as   currently   filed   with   the   SEC   which   is   incorporated   by

reference herein.

ITEM 32.  PRINCIPAL UNDERWRITER

Fenimore  Securities,  Inc.  serves  as  principal  underwriter  for  the  Registrant  and  is  located  at  384

North  Grand  Street,  Cobleskill,  New  York  12043.  The  Registrant  is  the  only  entity  for  which

Fenimore Securities, Inc. serves as principal underwriter.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The  accounts,  books,  and  other  documents  required  to  be  maintained  by  Registrant  pursuant  to

Section  31(a)  of  the  Investment  Company  Act  of  1940  and  rules  promulgated  thereunder  are  in the  possession  of  Fenimore  Asset  Management,  Inc.,  and  FAM  Shareholder  Services,  Inc.,  384

North Grand Street, Cobleskill, New York 12043.

ITEM 34.  MANAGEMENT SERVICES

Not Applicable.

ITEM 35.  UNDERTAKINGS

None.

SIGNATURES

Pursuant  to  the  requirements  of  the  Securities  Act  of  1933  and  the  Investment  Company  Act  of

1940,  the  Registrant  certifies  that  it  meets  all  the  requirements  for  effectiveness  of  this  Post-

Effective  Amendment  to  its  Registration  Statement  under  Rule  485(b)  under  the  Securities  Act of  1933  and  has  duly  caused  this  Registration  Statement  to  be  signed  on  its  behalf  by  the undersigned,  thereunto  duly  authorized,  in  the  City  of  Washington  in  the  District  of  Columbia,

on this 29th day of April 2011.

FENIMORE ASSET MANAGEMENT TRUST

By: /s/ Thomas O. Putnam

Thomas O. Putnam, President  (1)

By: /s/ Patrick W.D. Turley

Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE

TITLE

DATE

/s/ Thomas O. Putnam

President and Trustee

April 29, 2011

Thomas O. Putnam  (1)

(Principal Executive Officer)

/s/ Fred Lager

Trustee

April 29, 2011

Fred Lager  (2)

/s/ C. Richard Pogue

Trustee

April 29, 2011

C. Richard Pogue  (3)

/s/ John J. McCormack, Jr.

Trustee

April 29, 2011

John J. McCormack, Jr.  (4)

/s/ Barbara V. Weidlich

Trustee

April 29, 2011

Barbara V. Weidlich  (4)

/s/ Kevin J. McCoy

Trustee

April 29, 2011

Kevin J. McCoy  (5)

/s/ Paul A. Keller

Trustee

April 29, 2011

Paul A. Keller  (6)

/s/ Joseph A. Bucci

Treasurer (Principal Financial and

April 29, 2011

Joseph A. Bucci  (3)

Accounting Officer)

By:

/s/ Patrick W.D. Turley

Patrick W.D. Turley

as attorney-in-fact

(1)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 12 as filed on April 29, 1994.

(2)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 22 as filed on May 1, 1998.

(3)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 26 as filed on May 1, 2001.

(4)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 32 as filed on April 29, 2004.

(5)

Pursuant to power of attorney filed with Post-Effective Amendment

No. 36 as filed on May 1, 2007.

(6)

Pursuant to power of attorney filed herewith.

POWER OF ATTORNEY

KNOW  ALL  MEN  BY  THESE  PRESENTS,  that  the  undersigned  constitutes  and  appoints

Joseph  A.  Bucci,  Charles  H.  Richter,  Thomas  O.  Putnam,  Patrick  W.D.  Turley  and  Stephen  T.

Cohen,  and  each  of  them,  his  true  and  lawful  attorney-in-fact  and  agent,  with  full  power  of substitution  and  re-substitution  for  him  in  his  name,  place  and  stead,  to  sign  any  and  all registration  statements  applicable  to  Fenimore  Asset  Management  Trust  and  any  amendments  or supplements  thereto,  and  to  file  the  same,  with  all  exhibits  thereto  and  other  documents  in

connection   therewith,   with   the   Securities   and   Exchange   Commission,   or   the   securities

administrator  of  any  jurisdiction,  granting  unto  said  attorney-in-fact  and  agent  full  power  and authority  to  do  and  perform  each  and  every  act  and  thing  requisite  and  necessary  to  be  done,  as fully  to  all  intents  and  purposes  as  he  might  or  could  do  in-person,  hereby  ratifying  and confirming  all  that  said  attorney-in-fact  and  agent,  or  his  or  her  substitute  or  substitutes,  may lawfully do or cause to be done by virtue hereof.

/s/ Paul A. Keller

Paul A. Keller

Date:    August 10, 2010

EXHIBIT INDEX

(j)

Consent of BBD, LLP